UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07607

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Capital Growth Portfolio

		Value
	Shares	(000)
Common Stocks (92.4%)
Advertising Agencies (0.5%)
Monster Worldwide, Inc. (a)	32,346	$482

Air Transport (1.3%)
Expeditors International Washington, Inc.	34,425	1,199

Biotechnology Research & Production (2.1%)
Illumina, Inc. (a)	45,460	1,843

Building: Cement (3.4%)
Cemex S.A.B. de C.V. ADR (a)	83,840	1,444
Martin Marietta Materials, Inc.	14,355	1,607
		3,051
Casinos & Gambling (3.9%)
Wynn Resorts Ltd.	43,338	3,538

Chemicals (8.2%)
Monsanto Co.	73,904	7,315

Communications Technology (7.6%)
America Movil S.A.B. de C.V., Class L ADR	42,712	1,980
China Mobile Ltd. ADR	21,394	1,072
QUALCOMM, Inc.	39,987	1,718
Research In Motion Ltd. (a)	29,902	2,042
		6,812
Computer Services Software & Systems (12.5%)
Baidu.com ADR (a)	5,683	1,411
Google, Inc., Class A (a)	12,165	4,872
Mastercard, Inc., Class A	12,452	2,208
Tencent Holdings Ltd.	194,200	1,399
Visa, Inc., Class A	13,439	825
VMware, Inc., Class A (a)	18,772	500
		11,215
Computer Technology (3.5%)
Apple, Inc. (a)	27,597	3,137
Seagate Technology, Inc. (a)(b)(c)	27,600	—
		3,137
Diversified Financial Services (2.3%)
CME Group, Inc.	5,554	2,063

Drugs & Pharmaceuticals (1.8%)
Allergan, Inc.	19,025	980
Gen-Probe, Inc. (a)	11,953	634
		1,614
Electronics: Medical Systems (1.3%)
Intuitive Surgical, Inc. (a)	4,849	1,169

Electronics: Semi-Conductors/Components (0.9%)
First Solar, Inc. (a)	4,158	785

Energy — Miscellaneous (7.7%)
Questar Corp.	7,599	311
Range Resources Corp.	8,125	348
Southwestern Energy Co. (a)	63,323	1,934
Ultra Petroleum Corp. (a)	78,711	4,356
		6,949
Finance Companies (1.5%)
BM&F Bovespa S.A.	307,005	1,352

Financial — Miscellaneous (6.1%)
American Express Co.	57,574	2,040
Berkshire Hathaway, Inc., Class B (a)	405	1,780
Redecard S.A.	132,349	1,648
		5,468
Insurance: Multi-Line (2.0%)
Loews Corp.	45,068	1,780

Real Estate Investment Trusts (REIT) (4.8%)
Brookfield Asset Management, Inc., Class A	158,202	4,341

Restaurants (2.1%)
Starbucks Corp. (a)	128,141	1,905

Retail (6.1%)
Amazon.com, Inc. (a)	75,342	5,482

Services: Commercial (8.2%)
Corporate Executive Board Co. (The)	26,019	813
eBay, Inc. (a)	137,249	3,072
Leucadia National Corp.	75,607	3,435
		7,320
Shipping (2.2%)
C.H. Robinson Worldwide, Inc.	38,965	1,986

Textile Apparel Manufacturers (1.0%)
Coach, Inc. (a)	35,124	880

Wholesalers (1.4%)
Li & Fung Ltd.	520,000	1,270
Total Common Stocks (Cost $86,804)		82,956

Short-Term Investment (6.6%)
Investment Company (6.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $5,947)(d)	5,946,510	5,947
Total Investments (99.0%) (Cost $92,751) +(e)		88,903
Other Assets in Excess of Liabilities (1.0%)		937
Net Assets (100%)		$89,840

(a)	Non-income producing security.
(b)	Securities were valued at fair value — At September 30, 2008, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(c)	Security has been deemed illiquid at September 30, 2008.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $104,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $41,428,000 and $42,209,000, respectively.

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Capital Growth Portfolio

(e)

The approximate market value and percentage of total investments, $2,669,000 and 3.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $92,751,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $3,848,000 of which $13,060,000 related to appreciated securities and $16,908,000 related to depreciated securities.

ADR	American Depositary Receipt

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (86.6%)
Agency Adjustable Rate Mortgages (2.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.58%, 3/1/37	$1,555	$1,580
5.59%, 11/1/36	1,468	1,498
5.70%, 1/1/37	2,451	2,487
5.85%, 4/1/37	1,816	1,848
5.97%, 1/1/37	1,207	1,235
Federal National Mortgage Association,
Conventional Pools:
5.34%, 7/1/36	1,479	1,506
5.36%, 8/1/36	1,111	1,133
5.98%, 4/1/37	1,745	1,773
Government National Mortgage Association,
Various Pools:
5.13%, 12/20/25 - 11/20/27	30	30
5.38%, 1/20/25 - 2/20/28	503	510
5.63%, 7/20/25 - 9/20/27	76	77
		13,677
Agency Fixed Rate Mortgages (29.4%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.00%, 2/1/37 - 10/1/37	5,148	5,021
5.13%, 11/17/17	7,550	7,795
5.50%, 8/23/17 - 6/1/37	5,407	5,675
6.50%, 9/1/28 - 9/1/32	172	178
6.75%, 3/15/31	1,500	1,843
7.00%, 10/1/27 - 11/1/32	5,164	5,448
7.50%, 6/1/25 - 8/1/31	351	380
8.00%, 3/1/30 - 6/1/32	247	268
9.50%, 11/1/21	4	4
10.00%, 3/1/16 - 5/1/22	2	2
10.50%, 1/1/10 - 5/1/22	315	362
11.00%, 6/1/19 - 6/1/20	150	178
11.50%, 10/1/15 - 5/1/19	8	9
13.00%, 10/1/15	— @	1
Gold Pools:
5.50%, 9/1/37 - 10/1/37	26,640	26,524
6.00%, 8/1/37 - 9/1/37	4,178	4,234
6.50%, 9/1/32	260	268
7.00%, 3/1/32	10	10
7.50%, 6/1/20 - 11/1/32	1,831	1,983
8.00%, 8/1/30 - 1/1/31	50	54
8.50%, 1/1/29 - 8/1/30	71	78
9.50%, 12/1/22	6	7
10.00%, 6/1/17	6	7
October TBA:
5.00%, 10/15/38(a)	23,550	22,943
6.00%, 10/15/38(a)	8,475	8,580
6.50%, 10/15/49(a)	3,475	3,563
Federal National Mortgage Association,
Conventional Pools:
5.00%, 5/11/17 - 7/1/37	6,291	6,345
6.50%, 1/1/29 - 10/1/33	3,121	3,225
6.63%, 11/15/30	1,500	1,816
7.00%, 5/1/29 - 1/1/35	802	845
7.50%, 10/1/29 - 9/1/35	1,588	1,714
8.00%, 10/1/29 - 9/1/32	1,270	1,376
8.50%, 4/1/30 - 5/1/32	594	655
9.50%, 4/1/30	113	126
10.00%, 9/1/10 - 6/1/20	27	31
10.50%, 1/1/16	— @	— @
11.00%, 9/1/20 - 11/1/20	11	13
11.50%, 11/1/19	2	3
October TBA:
5.00%, 10/25/38(a)	7,625	7,431
6.00%, 10/15/37(a)	29,550	29,933
6.50%, 10/25/38(a)	6,550	6,717
7.00%, 10/25/38(a)	2,875	3,004
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17 - 1/15/25	87	96
9.50%, 10/15/16 - 11/15/21	278	308
10.00%, 11/15/09 - 6/15/22	445	507
10.50%, 1/15/18 - 8/15/20	48	56
11.00%, 12/15/09 - 1/15/16	4	5
11.50%, 2/15/13 - 8/15/13	4	4
12.00%, 12/15/12 - 12/15/13	11	13
		159,638
Asset Backed Corporates (8.3%)
American Express Credit Account Master Trust,
2.49%, 10/15/12(b)	2,025	1,980
Argent Securities, Inc.,
3.26%, 10/25/36(b)	750	734
BA Master Credit Card Trust,
7.00%, 2/15/12	1,350	1,379
Bear Stearns Asset Backed Securities Trust,
3.31%, 1/25/37(b)	1,270	1,169
Capital Auto Receivables Asset Trust,
2.50%, 4/15/11(b)	2,500	2,438
2.55%, 7/15/10 - 5/15/11(b)	5,694	5,611
Carrington Mortgage Loan Trust,
3.33%, 2/25/37(b)	1,475	1,410
Citibank Credit Card Issuance Trust,
3.19%, 3/22/12(b)	2,475	2,414
Citigroup Mortgage Loan Trust, Inc.,
3.28%, 1/25/37(b)	1,369	1,061
Countrywide Asset Backed Certificates,
3.36%, 5/25/36(b)	133	131
First Franklin Mortgage Loan Asset Backed Certificates,
3.26%, 7/25/36 - 3/25/37(b)	1,802	1,722
Ford Credit Auto Owner Trust,
2.50%, 4/15/10(b)	2,386	2,379
Fremont Home Loan Owner Trust,
3.26%, 10/25/36(b)	1,243	1,189
GSAMP Trust,
3.28%, 1/25/37(b)	724	684
3.33%, 3/25/47(b)	1,364	1,279
Indymac Residential Asset Backed Trust,
3.34%, 4/25/37(b)	997	961
MBNA Master Credit Card Trust,
5.90%, 8/15/11	400	403
7.80%, 10/15/12	1,400	1,464

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Newcastle Mortgage Securities Trust,
3.34%, 4/25/37(b)	$1,570	$1,490
Residential Asset Mortgage Products, Inc.,
3.28%, 8/25/36(b)	501	491
3.30%, 10/25/36(b)	781	737
Securitized Asset Backed Receivables LLC Trust,
3.32%, 2/25/37(b)	1,568	1,464
3.34%, 5/25/37(b)	1,745	1,534
SLM Student Loan Trust,
2.79%, 10/27/14(b)	1,505	1,491
Soundview Home Equity Loan Trust,
3.29%, 1/25/37 - 6/25/37(b)	1,365	1,323
3.32%, 2/25/37(b)	2,539	2,350
Specialty Underwriting & Residential Finance,
3.33%, 3/25/37(b)	1,388	1,280
Structured Asset Securities Corp.,
3.30%, 2/25/37 - 6/25/37(b)	3,121	2,931
TXU Electric Delivery Transition Bond Co. LLC,
4.81%, 11/17/14	375	379
Washington Mutual Asset Backed Certificates,
3.32%, 4/25/37(b)	1,328	1,238
		45,116
Collateralized Mortgage Obligations - Agency Collateral Series (14.1%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO REMIC
5.46%, 3/15/32	243	24
5.51%, 3/15/32	185	17
6.06%, 10/15/29	5	— @
IO
6.00%, 5/1/31	464	94
6.50%, 4/1/28	420	112
7.50%, 12/1/29	27	8
8.00%, 1/1/28 - 6/1/31	49	13
IO REMIC
5.00%, 9/15/14 - 6/15/17	1,339	100
REMIC
2.83%, 5/15/37(b)	30,965	29,866
Federal National Mortgage Association,
Inv Fl IO REMIC
4.99%, 10/25/28	62	3
5.05%, 2/17/31	161	12
IO
7.50%, 11/1/29	100	28
8.00%, 4/1/24 - 12/1/31	406	102
9.00%, 11/1/26	7	2
IO REMIC
1.42%, 3/25/36	6,242	94
6.00%, 8/25/32 - 7/25/33	1,047	189
6.50%, 2/25/33 - 6/25/33	1,423	282
7.00%, 4/25/33	395	74
REMIC
3.27%, 12/25/36(b)	1,165	1,122
3.55%, 6/25/37(b)	32,409	31,196
7.00%, 9/25/32	284	293
Government National Mortgage Association,
Inv Fl IO
5.09%, 9/16/31	47	5
5.31%, 9/20/30	90	10
5.50%, 9/16/27	72	9
5.51%, 4/16/29	352	28
5.71%, 8/16/31	50	6
5.91%, 6/16/27	224	3
6.06%, 12/16/19	108	14
6.11%, 8/16/29	102	13
PAC
6.00%, 6/20/38	12,656	12,982
		76,701
Collateralized Mortgage Obligations - Non Agency Collateral Series (0.6%)
Bear Stearns Structured Products, Inc.,
IO
Zero Coupon, 3/27/36 - 5/27/36(c)(d)(e)	29,559	—
0.01%, 6/26/36(c)(d)(e)	34,029	3
0.16%, 1/27/37(c)(d)(e)	48,846	5
0.18%, 1/27/37(c)(d)(e)	38,154	4
2.02%, 4/25/37(c)(d)(e)	45,845	5
Countrywide Alternative Loan Trust,
0.41%, 2/25/47(c)(d)	24,488	2
IO
0.18%, 5/25/47(c)(d)(e)	11,193	1
2.18%, 3/20/46	7,779	238
2.40%, 12/20/46	16,602	509
2.51%, 12/20/35(b)(e)	8,012	205
2.54%, 12/20/35(b)(e)	9,319	280
2.56%, 2/25/37	7,534	193
2.86%, 3/20/47	16,435	534
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.84%, 2/25/35	5,117	61
Greenpoint Mortgage Funding Trust,
IO
1.20%, 10/25/45	5,408	146
1.30%, 8/25/45	4,188	92
Harborview Mortgage Loan Trust,
IO
2.36%, 6/19/35(b)	5,480	61
2.59%, 5/19/35(b)	6,246	62
2.93%, 3/19/37(b)	7,276	169
3.03%, 7/19/47(b)	7,853	160
PO
7/19/47 - 7/19/47	13	2
Harborview NIM Corp.,
1.52%, 12/15/36(c)(d)	659	— @
Indymac Index Mortgage Loan Trust,
IO
2.34%, 7/25/35(b)	4,187	56
Residential Accredit Loans, Inc.,
0.68%, 3/25/47(b)(c)(d)	19,875	2
0.76%, 5/25/47(b)(c)(d)	35,531	4
WaMu Mortgage Pass Through Certificates,
0.66%, 1/25/45	18,800	188
		2,982

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Finance (5.9%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	$400	$379
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(e)	1,800	1,459
American Express Credit Corp.,
7.30%, 8/20/13	870	840
American General Finance Corp.,
4.63%, 9/1/10	60	36
Bank of America Corp.,
5.65%, 5/1/18	160	135
5.75%, 12/1/17	1,515	1,287
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	480	450
Bear Stearns Cos. LLC (The),
5.55%, 1/22/17	995	856
7.25%, 2/1/18	670	646
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18(e)	1,080	1,048
Capmark Financial Group, Inc.,
5.88%, 5/10/12	650	324
6.30%, 5/10/17	270	106
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	230	218
Catlin Insurance Co., Ltd.,
7.25%, (b)(e)(f)	785	351
Chubb Corp.,
5.75%, 5/15/18	130	121
Citigroup, Inc.,
5.88%, 5/29/37	660	459
6.13%, 5/15/18	390	323
8.40%, (b)(f)	1,045	713
Credit Suisse USA, Inc.,
5.13%, 8/15/15	250	223
Credit Suisse, New York,
6.00%, 2/15/18	1,500	1,309
Farmers Exchange Capital,
7.05%, 7/15/28(e)	855	684
Farmers Insurance Exchange,
8.63%, 5/1/24(e)	250	239
General Electric Capital Corp.,
5.63%, 5/1/18	1,955	1,655
5.88%, 2/15/12	105	102
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	1,545	1,287
6.75%, 10/1/37	1,080	723
HBOS plc,
6.75%, 5/21/18(e)	790	664
HSBC Finance Corp.,
4.13%, 12/15/08	185	183
5.88%, 2/1/09	580	574
6.38%, 10/15/11	830	822
6.75%, 5/15/11	585	588
JPMorgan Chase & Co.,
4.75%, 5/1/13	1,945	1,812
7.00%, 11/15/09	465	465
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17(g)	775	4
6.88%, 7/17/37(g)	1,410	7
Mantis Reef Ltd.,
4.69%, 11/14/08(e)	630	630
Merrill Lynch Co., Inc.,
6.88%, 4/25/18	1,915	1,697
Metlife, Inc.,
6.82%, 8/15/18	555	526
Nationwide Building Society,
4.25%, 2/1/10(e)	930	915
NYSE Euronext,
4.80%, 6/28/13	660	629
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	385	366
ProLogis,
6.63%, 5/15/18	160	138
Prudential Financial, Inc.,
6.63%, 12/1/37	430	362
SLM Corp.,
4.00%, 1/15/10	610	479
Travelers Cos., Inc. (The),
5.80%, 5/15/18	410	376
Two-Rock Pass Through Trust,
3.74%, (b)(e)(f)	475	10
Unicredit Luxembourg Finance S.A.,
2.85%, 10/24/08(b)(e)	1,560	1,559
Wachovia Capital Trust III,
5.80%, (b)(f)	2,155	906
Wachovia Corp.,
5.50%, 5/1/13	510	422
Wells Fargo & Co.,
5.63%, 12/11/17	1,220	1,123
Xlliac Global Funding,
4.80%, 8/10/10(e)	825	793
		32,023
Industrials (11.1%)
Amgen, Inc.,
5.85%, 6/1/17	785	755
ArcelorMittal,
6.13%, 6/1/18(e)	615	546
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	585	542
AstraZeneca plc,
5.90%, 9/15/17	520	513
AT&T Corp.,
8.00%, 11/15/31	1,310	1,330
AT&T, Inc.,
5.60%, 5/15/18	275	247
6.15%, 9/15/34	415	347
6.30%, 1/15/38	170	141
Baxter International, Inc.,
4.63%, 3/15/15	620	595
5.38%, 6/1/18	245	235
Biogen Idec, Inc.,
6.88%, 3/1/18	735	726
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	855	809
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	455	401

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
7.13%, 6/15/12	$640	$641
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	975	975
Canadian National Railway Co.,
5.55%, 5/15/18	255	252
Comcast Corp.,
5.70%, 5/15/18	1,325	1,159
6.50%, 1/15/15	200	192
ConAgra Foods, Inc.,
7.00%, 10/1/28	190	184
8.25%, 9/15/30	470	516
ConocoPhillips,
5.20%, 5/15/18	820	767
Consumers Energy Co.,
4.00%, 5/15/10	610	598
4.80%, 2/17/09	1,095	1,095
Cooper Industries, Inc.,
5.25%, 11/15/12	445	451
Covidien International Finance S.A.,
6.00%, 10/15/17	640	633
COX Communications, Inc.,
6.25%, 6/1/18(e)	660	614
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	425	410
CVS Pass-Through Trust,
6.04%, 12/10/28(e)	936	842
Daimler Finance North America LLC,
8.50%, 1/18/31	575	579
Delhaize America, Inc.,
9.00%, 4/15/31	748	787
Dell, Inc.,
5.65%, 4/15/18(e)	445	409
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	450	436
Devon Financing Corp. UCL,
7.88%, 9/30/31	490	499
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18(e)	430	416
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	465	455
Echostar DBS Corp.,
6.38%, 10/1/11	765	706
6.63%, 10/1/14	90	72
FBG Finance Ltd.,
5.13%, 6/15/15(e)	890	836
Fiserve, Inc.,
6.80%, 11/20/17	845	817
France Telecom S.A.,
8.50%, 3/1/31	1,050	1,142
Gaz Capital S.A.,
6.51%, 3/7/22(e)	165	119
General Electric Co.,
5.25%, 12/6/17	2,940	2,577
General Mills, Inc.,
5.25%, 8/15/13	335	333
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	775	737
Grupo Televisa S.A.,
6.00%, 5/15/18	535	508
GTL Trade Finance, Inc.,
7.25%, 10/20/17(e)	330	317
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(e)	465	436
Hewlett-Packard Co.,
5.50%, 3/1/18	285	268
Home Depot, Inc.,
2.94%, 12/16/09(b)	1,130	1,063
5.40%, 3/1/16	700	596
Honeywell International, Inc.,
5.30%, 3/1/18	600	566
Hospira, Inc.,
4.24%, 3/30/10(b)	905	879
ICI Wilmington, Inc.,
4.38%, 12/1/08	230	230
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	405	338
John Deere Capital Corp.,
5.75%, 9/10/18	560	522
KLA-Tencor Corp.,
6.90%, 5/1/18	590	549
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	905	871
Kraft Foods, Inc.,
6.13%, 8/23/18	750	702
Kroger Co. (The),
5.00%, 4/15/13	195	186
6.40%, 8/15/17	340	327
LG Electronics, Inc.,
5.00%, 6/17/10(e)	360	356
Macy’s Retail Holdings, Inc.,
5.95%, 11/1/08	260	260
Marathon Oil Corp.,
5.90%, 3/15/18	425	378
6.00%, 10/1/17	500	450
Medco Health Solutions, Inc.,
7.13%, 3/15/18	555	563
MGM Mirage,
6.00%, 10/1/09	540	508
Monsanto Co.,
5.13%, 4/15/18	225	214
Nine Dragons Paper Holdings Ltd.,
7.88%, 4/29/13(e)	875	805
Oracle Corp.,
5.75%, 4/15/18	830	772
Parker Hannifin Corp.,
5.50%, 5/15/18	460	460
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(e)	290	279
Petro-Canada,
6.05%, 5/15/18	665	581
Philip Morris International, Inc.,
5.65%, 5/16/18	770	713
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	380	237

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Questar Market Resources, Inc.,
6.80%, 4/1/18	$845	$853
Reynolds American, Inc.,
6.50%, 7/15/10	655	681
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	935	886
Rogers Communications, Inc.,
6.80%, 8/15/18	545	516
Sprint Capital Corp.,
8.75%, 3/15/32	620	485
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	465	416
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(e)	492	498
Telecom Italia Capital S.A.,
4.00%, 1/15/10	875	850
4.88%, 10/1/10	120	117
7.00%, 6/4/18	645	580
Telefonica Europe B.V.,
8.25%, 9/15/30	1,120	1,129
Time Warner Cable, Inc.,
6.75%, 7/1/18	645	603
Time Warner, Inc.,
5.88%, 11/15/16	825	726
Union Pacific Corp.,
5.45%, 1/31/13	945	928
UnitedHealth Group, Inc.,
6.00%, 2/15/18	790	716
Verizon Communications, Inc.,
5.50%, 2/15/18	1,215	1,076
Verizon New England, Inc.,
6.50%, 9/15/11	120	119
Viacom, Inc.,
6.88%, 4/30/36	1,020	820
Vivendi,
6.63%, 4/4/18(e)	1,235	1,191
Vodafone Group plc,
5.63%, 2/27/17	300	267
Walgreen Co.,
4.88%, 8/1/13	475	475
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	845	830
Weatherford International Ltd.,
6.00%, 3/15/18	395	355
WellPoint, Inc.,
4.25%, 12/15/09	165	162
Wyeth,
5.45%, 4/1/17	375	363
5.50%, 2/15/16	150	147
Xerox Corp.,
6.35%, 5/15/18	610	559
XTO Energy, Inc.,
5.50%, 6/15/18	710	629
Yum! Brands, Inc.,
8.88%, 4/15/11	620	668
		60,015
Mortgages - Other (4.9%)
American Home Mortgage Assets,
3.33%, 3/25/47(b)(d)	2,959	1,628
3.40%, 10/25/46 - 6/25/47(b)(d)	6,504	3,534
3.51%, 6/25/47(b)(d)	1,565	230
American Home Mortgage Investment Trust,
3.51%, 9/25/45(b)(d)	2,880	1,513
Banc of America Funding Corp.,
3.54%, 9/20/35(b)(d)	465	188
Bear Stearns Mortgage Funding Trust,
3.35%, 3/25/37(b)(d)	3,893	2,102
3.38%, 3/25/37(b)(d)	862	466
3.39%, 10/25/36(b)(d)	1,425	812
Bear Stearns Structured Products, Inc.,
6.50%, 3/27/36(c)(d)(e)	43	4
Bella Vista Mortgage Trust,
3.44%, 5/20/45(b)(d)	1,670	885
Citigroup Mortgage Loan Trust, Inc.,
3.29%, 1/25/37(b)	851	775
Countrywide Alternative Loan Trust,
3.40%, 10/25/46(b)	1,803	1,107
3.47%, 3/20/47(b)(d)	1,279	278
3.48%, 7/25/46(b)	1,229	492
3.71%, 6/25/47(b)	1,983	386
4.56%, 2/25/36(b)(d)	3,775	1,465
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47(e)	116	108
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
3.69%, 2/25/47(b)(d)	1,353	268
GSR Mortgage Loan Trust,
3.40%, 8/25/46(b)(d)	1,530	1,147
Harborview Mortgage Loan Trust,
3.23%, 1/25/47(b)(d)	3,066	1,070
3.32%, 7/19/45(b)(d)	303	125
3.44%, 8/21/36(b)(d)	1,580	553
Indymac Index Mortgage Loan Trust,
3.49%, 7/25/35(b)(d)	320	117
Luminent Mortgage Trust,
3.46%, 5/25/36(b)(d)	752	263
Mastr Adjustable Rate Mortgages Trust,
3.80%, 4/25/46(b)	1,344	283
Residential Accredit Loans, Inc.,
3.44%, 5/25/46(b)(d)	1,123	326
3.47%, 5/25/47(b)(d)	644	220
Structured Asset Mortgage Investments, Inc.,
3.39%, 9/25/47(b)(d)	3,678	2,028
3.40%, 2/25/36(b)(d)	553	293
3.48%, 4/25/36(b)	1,456	600
3.49%, 7/25/46(b)(d)	1,971	493
Washington Mutual Alternative Mortgage Pass Through Certificates,
3.80%, 4/25/46(b)(d)	3,745	1,609
Washington Mutual Mortgage Pass Through Certificates,
3.48%, 4/25/45(b)(d)	521	208
3.50%, 8/25/45(b)	15	15
Washington Mutual, Inc.,
3.47%, 10/25/45(b)	65	64

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

		Face Amount	Value
		(000)	(000)
Mortgages - Other (cont’d)
3.56%, 6/25/46(b)(d)		$725	$87
3.57%, 7/25/45(b)		424	172
3.80%, 5/25/46(b)(d)		987	414
			26,328
Sovereign (0.6%)
Federative Republic of Brazil,
6.00%, 1/17/17		2,060	1,993
Korea Railroad Corp.,
5.38%, 5/15/13(e)		435	409
Mexican Bonos,
9.50%, 12/18/14	MXN	11,235	1,083
			3,485
U.S. Treasury Securities (6.9%)
U.S. Treasury Bonds,
5.38%, 2/15/31		5,250	5,967
6.13%, 8/15/29		18,450	22,747
6.38%, 8/15/27		2,025	2,525
U.S. Treasury Bond STRIPS,
Zero Coupon, 5/15/21		11,080	6,225
			37,464
Utilities (2.3%)
Appalachian Power Co.,
5.65%, 8/15/12		265	260
Arizona Public Service Co.,
5.80%, 6/30/14		705	653
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37		185	147
7.88%, 4/1/13		180	185
Colorado Interstate Gas Co.,
6.80%, 11/15/15		545	519
Consolidated Natural Gas Co.,
6.25%, 11/1/11		265	267
Detroit Edison Co. (The),
6.13%, 10/1/10		505	518
E.ON International Finance B.V.,
5.80%, 4/30/18(e)		1,230	1,178
Entergy Gulf States, Inc.,
3.21%, 12/1/09(b)		395	392
3.57%, 12/8/08(b)(e)		450	449
Equitable Resources, Inc.,
6.50%, 4/1/18		510	487
Israel Electric Corp. Ltd.,
7.25%, 1/15/19(e)		765	768
Kinder Morgan Finance Co.,
5.70%, 1/5/16		695	601
NiSource Finance Corp.,
3.38%, 11/23/09(b)		300	292
6.80%, 1/15/19		395	360
7.88%, 11/15/10		970	998
Ohio Edison Co.,
6.40%, 7/15/16		415	395
Ohio Power Co.,
6.00%, 6/1/16		780	745
Peco Energy Co.,
5.35%, 3/1/18		460	419
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36		890	769
PPL Energy Supply LLC,
6.30%, 7/15/13		390	380
Public Service Co. of Colorado,
6.50%, 8/1/38		405	386
Texas Eastern Transmission LP,
7.00%, 7/15/32		295	287
Trans-Canada Pipelines Ltd.,
6.50%, 8/15/18		560	544
Union Electric Co.,
6.40%, 6/15/17		650	621
			12,620
Total Fixed Income Securities (Cost $527,369)			470,049

Shares
Short-Term Investments (30.0%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Money Market — Portfolio Institutional Class (h)	20,378,351	20,378

	Face Amount 000
U.S. Government & Agency Securities (17.8%)
Federal Home Loan Bank,
2.12%, 10/10/08(i)	$11,500	11,499
2.35%, 10/22/08(i)	15,000	14,996
Federal Home Loan Mortgage Corp.,
1.80%, 11/18/08(i)	2,000	1,995
2.10%, 11/12/08(i)	12,500	12,472
2.25%, 11/10/08(i)	12,500	12,473
Federal National Mortgage Association,
2.05%, 11/5/08(i)	11,050	11,029
2.36%, 11/4/08 - 11/10/08(i)	32,500	32,436
		96,900
U.S. Treasury Securities (8.4%)
U.S. Treasury Bills,
0.17%, 10/9/08(j)(k)(l)	3,855	3,855
0.25%, 10/30/08(k)	15,000	14,994
0.70%, 12/4/08(k)	10,000	9,987
0.95%, 1/15/09(k)	750	748
1.01%, 1/8/09(k)	16,000	15,956
		45,540
Total Short-Term Investments (Cost $162,730)		162,818
Total Investments (116.6%) (Cost $690,099) +		632,867
Liabilities in Excess of Other Assets (-16.6%)		(90,194)
Net Assets (100%)		$542,673

(a)                                  Security is subject to delayed delivery.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on September 30, 2008.

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

(c)                                  Security has been deemed illiquid at September 30, 2008.

(d)                                 Securities were valued at fair value — At September 30, 2008, the Portfolio held approximately $22,352,000 of fair valued securities, representing 4.1% of net assets.

(e)                                  144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at September 30, 2008.

(g)                                 Issuer is in default.

(h)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $103,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $1,631,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $457,747,000 and $527,855,000, respectively.

(i)                                     Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)                                  Rate shown is the yield to maturity at September 30, 2008.

(l)                                     All or a portion of the security was pledged to cover margin requirements for futures collateral.

@                                    Face Amount/Value is less than $500.

+                                         At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $690,099,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $57,232,000 of which $3,114,000 related to appreciated securities and $60,346,000 related to depreciated securities.

IO                                   Interest Only

PAC                       Planned Amortization Class

PO                                Principal Only

REMIC         Real Estate Mortgage Investment Conduit

STRIPS       Separate Trading of Registered Interest and Principal of Securities

TBA                      To Be Announced

MXN — Mexican Peso

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar
CME	111	$26,791	Dec-08	$179
EuroDollar
CME	70	16,981	Mar-09	408
EuroDollar
CME	74	17,938	Jun-09	253
EuroDollar
CME	7	1,683	Jun-10	15
U.S. Treasury
2 yr. Note	314	67,019	Dec-08	140
U.S. Treasury
5 yr. Note	34	3,816	Dec-08	6
U.S. Treasury
Long Bond	121	14,178	Dec-08	(66)
5yr. Swap	97	10,524	Dec-08	(127)
10 yr. Swap	117	13,086	Dec-08	(249)
Short:
EuroDollar
CME	49	11,867	Sep-09	(18)
EuroDollar
CME	40	9,656	Dec-09	(124)
EuroDollar
CME	48	11,568	Mar-10	(138)
EuroDollar
CME	34	8,152	Sep-10	(67)
EuroDollar
CME	29	6,935	Dec-10	(45)
U.S. Treasury
10 yr. Note	168	19,257	Dec-08	400
				$567

CME — Chicago Mercantile Exchange

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio (cont’d)

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$430	1.57%	3/20/18	$(8)
Goodrich Corp., 7.63%, 12/15/12	Buy	560	0.70	3/20/13	(5)
Goodrich Corp., 7.63%, 12/15/12	Buy	365	0.82	3/20/18	(7)
Textron Financial Corp., 5.13%, 2/3/11	Buy	440	0.80	3/20/18	79
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	195	0.82	3/20/18	5
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	520	1.00	3/20/15	(10)
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	275	0.50	3/20/18	—@
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	360	3.05	3/20/13	(12)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	1,475	0.59	3/20/13	(7)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	765	0.60	12/20/12	(11)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,515	0.80	12/20/17	(38)
Dow Jones CDX North America Investment Grade Index, Series 10	Sell	3,190	1.55	6/20/13	(53)
Eaton Corp., 7.65%, 11/15/29	Buy	340	0.97	3/20/18	5
Goodrich Corp., 7.63%, 12/15/12	Buy	420	0.47	3/20/18	4
Sealed Air Corp., 5.63%, 7/15/13	Buy	245	1.24	3/20/18	10
JPMorgan Chase
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	3,260	0.60	12/20/12	(27)
Nordstrom, Inc., 6.95%, 3/15/28	Buy	425	1.07	3/20/18	15
SLM Corp., 5.13%, 8/27/12	Buy	430	4.95	3/20/13	(112)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	240	1.60	3/20/18	(4)
SLM Corp., 5.13%, 8/27/12	Buy	430	5.00	3/20/13	(111)
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	510	0.50	3/20/13	(1)
American Standard, Inc., 7.63%, 2/15/10	Buy	330	0.60	3/20/18	—@
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	465	1.73	3/20/18	9
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	685	1.78	3/20/13	3
					$(276)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Bank of America
	3 Month LIBOR	Pay	4.20%	6/3/13	$7,500	$143
	3 Month LIBOR	Pay	4.15	6/9/13	46,240	774
	3 Month LIBOR	Receive	5.38	7/24/13	47,235	(728)
	3 Month LIBOR	Receive	3.90	9/10/13	39,375	234
	3 Month LIBOR	Pay	5.37	2/12/18	12,055	199
	3 Month LIBOR	Pay	5.07	4/14/18	12,470	62
	3 Month LIBOR	Pay	4.98	4/15/18	11,140	20
	3 Month LIBOR	Receive	4.67	8/4/18	52,615	(1,004)
	3 Month LIBOR	Receive	5.82	2/12/23	15,483	(330)

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Interest Rate Swap Contracts (cont’d)

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Bank of America (cont’d)
	3 Month LIBOR	Receive	5.47%	4/14/23	$15,970	$(180)
	3 Month LIBOR	Receive	5.38	4/15/23	13,275	(115)
	3 Month LIBOR	Pay	5.56	7/24/23	60,655	819
	3 Month LIBOR	Receive	4.17	8/4/23	5,285	(35)
Citigroup
	3 Month LIBOR	Pay	3.77	4/24/13	11,000	2
	3 Month LIBOR	Pay	5.33	5/22/17	8,600	720
	3 Month LIBOR	Pay	5.37	5/23/17	11,900	1,027
	3 Month LIBOR	Pay	5.44	5/29/17	15,600	1,430
	3 Month LIBOR	Pay	5.02	9/11/17	8,300	389
	3 Month LIBOR	Receive	5.00	11/13/17	3,500	(203)
	3 Month LIBOR	Receive	4.73	12/27/17	9,350	(317)
	3 Month LIBOR	Pay	4.47	1/10/18	7,500	38
Deutsche Bank
	3 Month LIBOR	Pay	5.35	5/24/17	14,000	1,188
	3 Month LIBOR	Pay	5.39	5/25/17	27,100	2,380
	6 Month EUR LIBOR	Receive	4.93	7/1/18	50,965	(618)
	6 Month EUR LIBOR	Receive	4.86	7/10/18	4,720	(40)
	6 Month EUR LIBOR	Pay	4.96	7/24/18	30,443	403
	3 Month LIBOR	Receive	4.68	9/11/18	38,868	—
	6 Month EUR LIBOR	Pay	4.71	9/11/18	38,868	45
	3 Month LIBOR	Receive	4.83	9/11/18	51,582	243
	3 Month LIBOR	Pay	4.86	9/11/18	51,582	—
	6 Month EUR LIBOR	Pay	5.27	7/1/23	63,855	948
	6 Month EUR LIBOR	Pay	5.24	7/9/23	6,525	89
	6 Month EUR LIBOR	Pay	4.86	7/10/23	5,930	81
	6 Month EUR LIBOR	Pay	4.86	7/10/23	5,200	(44)
	6 Month EUR LIBOR	Receive	5.19	7/24/23	38,155	(444)
Goldman Sachs
	3 Month LIBOR	Pay	5.63	2/28/18	43,690	1,134
	3 Month LIBOR	Receive	6.04	2/25/23	56,055	(1,545)
JPMorgan Chase
	3 Month LIBOR	Pay	4.07	5/6/13	44,590	607
	3 Month LIBOR	Pay	4.27	6/2/13	8,525	193
	3 Month LIBOR	Pay	5.37	5/23/17	11,900	1,029
	3 Month LIBOR	Pay	5.34	5/24/17	14,000	1,178
	3 Month LIBOR	Pay	5.45	5/29/17	18,100	1,670
	3 Month LIBOR	Pay	5.44	8/20/17	10,000	790
	3 Month LIBOR	Pay	5.09	9/11/17	31,000	1,609
	3 Month LIBOR	Pay	5.16	9/20/17	8,300	468
	3 Month LIBOR	Receive	5.23	9/27/17	9,300	(558)
	3 Month LIBOR	Receive	5.30	9/28/17	10,500	(681)
	3 Month LIBOR	Pay	5.25	10/11/17	9,000	715
	3 Month LIBOR	Receive	5.01	11/13/17	6,000	(357)
	3 Month LIBOR	Pay	4.48	1/8/18	8,000	45
	3 Month LIBOR	Receive	4.24	1/22/18	6,875	89
	3 Month LIBOR	Receive	4.52	2/19/18	8,500	(69)
	3 Month LIBOR	Receive	4.62	2/22/18	8,600	(137)
	3 Month LIBOR	Receive	4.41	5/1/18	48,500	(485)
	3 Month LIBOR	Receive	4.70	7/7/18	32,000	(700)
Merrill Lynch
	3 Month LIBOR	Pay	5.00	4/15/18	14,860	36
	3 Month LIBOR	Receive	5.40	4/15/23	18,645	(170)

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Interest Rate Swap Contracts (cont’d)

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Merrill Lynch (cont’d)
						$12,037

EUR — Euro

LIBOR — London Inter Bank Offer Rate

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap  agreement(s) open at period end:

	Notional			Unrealized
	Amount			Appreciation
Swap Counterparty	(000)	Receive	Termination Date	(000)
JPMorgan Chase
	$6,228	3 Month LIBOR	5/15/21	$—
$—

LIBOR — London Inter Bank Offer Rate

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

		Face Amount	Value
		(000)	(000)
Fixed Income Securities (95.8%)
Argentina (0.4%)
Sovereign (0.4%)
Republic of Argentina,
8.28%, 12/31/33 (a)		$1,100	$631
Brazil (16.7%)
Corporate (1.0%)
Banco ABN Amro Real S.A.,
16.20%, 2/22/10	BRL	2,980	1,542
Sovereign (15.7%)
Banco Nacional de Desenvolvimento Economico e Social,
6.37%, 6/16/18 (b)		$3,400	3,009
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/14	BRL	5,051	2,226
Federative Republic of Brazil,
6.00%, 1/17/17		$3,210	3,106
8.00%, 1/15/18		2,903	3,121
8.88%, 10/14/19 -4/15/24		4,765	5,614
10.50%, 7/14/14		1,270	1,603
11.00%, 8/17/40		3,860	4,849
			23,528
			25,070
Bulgaria (0.5%)
Sovereign (0.5%)
Republic of Bulgaria,
8.25%, 1/15/15 (b)		651	719

Chile (1.3%)
Corporate (1.3%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12 (b)		1,930	1,983

Colombia (2.0%)
Sovereign (2.0%)
Republic of Colombia,
7.38%, 1/27/17		680	714
11.75%, 2/25/20		1,690	2,345
			3,059
Ecuador (2.1%)
Sovereign (2.1%)
Republic of Ecuador,
9.38%, 12/15/15		2,390	2,014
10.00%, 8/15/30 (c)		1,580	1,149
			3,163
Ghana (0.8%)
Sovereign (0.8%)
Republic of Ghana,
8.50%, 10/4/17 (b)		1,296	1,231

Indonesia (6.7%)
Corporate (1.5%)
Pindo Deli Finance Mauritius,
Tranche A, 4.83%, 4/28/15(b)(d)		238	173
Tranche B, 4.83%, 4/28/18(b)(d)		1,640	582
Tranche C, Zero Coupon, 4/28/25(d)		2,691	202
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 4.83%, 4/28/15(b)(d)		946	667
Tranche B, 4.83%, 4/28/18(b)(d)		1,433	480
Tranche C, Zero Coupon, 4/28/27(b)(d)		2,923	205
			2,309
Sovereign (5.2%)
Republic of Indonesia,
6.88%, 1/17/18 (b)		1,750	1,601
7.75%, 1/17/38 (b)		6,770	6,128
			7,729
			10,038
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast,
Zero Coupon, 3/31/18 (e)		1,530	528

Kazakhstan (2.6%)
Sovereign (2.6%)
Intergas Finance BV,
6.38%, 5/14/17		410	310
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18 (a)(b)		4,130	3,531
			3,841
Mexico (15.6%)
Sovereign (15.6%)
Mexican Bonos,
8.00%, 12/17/15	MXN	16,211	1,450
10.00%, 12/5/24		34,350	3,573
Pemex Project Funding Master Trust,
4.12%, 6/15/10 (b)(d)		$2,550	2,515
6.63%, 6/15/35 (a)		4,600	4,236
8.63%, 12/1/23		1,350	1,522
United Mexican States,
5.63%, 1/15/17 (a)		5,148	5,040
6.75%, 9/27/34		1,891	1,905
8.38%, 1/14/11		2,945	3,173
			23,414
Nigeria (1.4%)
Sovereign (1.4%)
UBS AG, Federal Republic of Nigeria, Credit Linked Unsecured Notes,
Zero Coupon, 4/9/09	NGN	254,400	2,040

Panama (2.6%)
Sovereign (2.6%)
Republic of Panama,
7.13%, 1/29/26		$1,050	1,081
7.25%, 3/15/15		841	877
9.38%, 4/1/29		1,550	1,930
			3,888
Peru (6.3%)
Sovereign (6.3%)
Republic of Peru,
6.55%, 3/14/37		2,510	2,316
8.38%, 5/3/16		890	952
8.75%, 11/21/33		4,197	5,015

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount	Value
	(000)	(000)
Sovereign (cont’d)
9.88%, 2/6/15	$987	$1,130
		9,413
Philippines (5.2%)
Sovereign (5.2%)
Republic of Philippines,
8.88%, 3/17/15	3,828	4,287
9.00%, 2/15/13	1,680	1,857
9.50%, 2/2/30	1,321	1,641
		7,785
Qatar (0.7%)
Sovereign (0.7%)
State of Qatar (Registered),
9.75%, 6/15/30	660	1,031

Russia (14.5%)
Corporate (1.2%)
TNK-BP Finance S.A.,
7.88%, 3/13/18 (b)	2,550	1,798

Sovereign (13.3%)
Citigroup, Inc., OJSC Russian Agricultural Bank, Credit Linked Unsecured Notes,
Zero Coupon, 2/24/10	1,752	1,470
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17 (b)	1,401	1,004
7.18%, 5/16/13 (b)	2,100	1,785
Russian Federation,
7.50%, 3/31/30 (b)(c)	616	624
Russian Federation (Registered),
7.50%, 3/31/30 (c)	7,879	7,978
12.75%, 6/24/28	2,700	4,340
Russian Ministry of Finance,
3.00%, 5/14/11	2,920	2,810
		20,011
		21,809
South Korea (0.4%)
Sovereign (0.4%)
Korea Development Bank,
5.30%, 1/17/13	680	676

Trinidad (1.2%)
Corporate (1.2%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36 (b)	2,069	1,805

Turkey (7.5%)
Sovereign (7.5%)
Republic of Turkey,
6.75%, 4/3/18 (a)	4,372	4,110
11.00%, 1/14/13	4,537	5,229
11.88%, 1/15/30 (a)	1,340	1,931
		11,270
Venezuela (7.0%)
Sovereign (7.0%)
Republic of Venezuela,
5.75%, 2/26/16	990	646
8.50%, 10/8/14	1,300	1,027
9.25%, 9/15/27 (a)	7,146	5,349
10.75%, 9/19/13 (a)	3,760	3,469
		10,491
Total Fixed Income Securities (Cost $156,631)		143,885

	No. of
	Warrants
Warrants (0.3%)
Nigeria (0.2%)
Central Bank of Nigeria, expires 11/15/20 (f)	1,250	272

Venezuela (0.1%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20	3,750	134
Total Warrants (Cost $—)		406

Shares
Short-Term Investments (12.3%)
Securities held as Collateral on Loaned Securities (11.7%)
Investment Company (10.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	15,726,111	15,726

	Face Amount
	(000)
Short-Term Debt (1.2%)
Bancaja,
2.96%, 11/12/08	$335	335
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	1,477	1,477
		1,812
		17,538

	Shares
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (g)	927,441	928
Total Short-Term Investments (Cost $18,466)		18,466
Total Investments (108.4%) (Cost $175,097) — including $16,756 of Securities Loaned +		162,757
Liabilities in Excess of Other Assets (-8.4%)		(12,655)
Net Assets (100%)		$150,102

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments  (cont’d)

Emerging Markets Debt Portfolio

(a)           All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $16,756,000. This was secured by collateral of $17,538,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)           144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)           Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.

(d)           Variable/Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008

(e)           Issuer is in default.

(f)            Non-income producing security.

(g)           The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $45,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were less than $500 and less than $500, respectively.

+              At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $175,097,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $12,340,000 of which $2,203,000 related to appreciated securities and $14,543,000 related to depreciated securities.

BRL	—	Brazilian Real
MXN	—	Mexican Peso
NGN	—	Nigerian Naira

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
U.S. Treasury
2 yr. Note	22	$4,696	Dec-08	$(29)
U.S. Treasury
5 yr. Note	364	40,853	Dec-08	(199)
				$(228)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

					Notional	Unrealized
	Floating Rate	Pay/Receive		Termination	Amount	Appreciation
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
JPMorgan Chase
	3 Month LIBOR	Pay	4.39%	12/11/12	$29,788	$867
						$867

LIBOR — London Inter Bank Offer Rate

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Common Stocks (96.5%)
Austria (0.6%)
Raiffeisen International Bank Holding AG	66,762	$4,854

Brazil (12.0%)
Banco do Brasil S.A.	688,543	8,098
Banco Itau Holding Financeira S.A. ADR	102,100	1,787
Cia Vale do Rio Doce ADR	876,225	15,509
Cia Vale do Rio Doce (Preference), Class A	9,555	162
Cyrela Brazil Realty S.A.	600,186	6,056
Gafisa S.A.	276,809	3,520
Gafisa S.A. ADR	44,694	1,149
NET Servicos de Comunicacao S.A. (Preference) (a)	593,714	5,157
PDG Realty S.A. Empreendimentos e Participacoes	190,000	1,318
Perdigao S.A.	317,697	6,019
Petroleo Brasileiro S.A. ADR	565,793	21,172
Petroleo Brasileiro S.A. (Preference)	320,504	5,821
Tam S.A. (Preference) ADR	438,763	8,275
Unibanco - Uniao de Bancos Brasileiros S.A.	129,948	1,297
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	116,758	11,783
Usinas Siderurgicas de Minas Gerais S.A.	114,431	2,306
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	35,597	754
		100,183
China/Hong Kong (15.6%)
Anhui Conch Cement Co., Ltd., Class H (a)	564,000	2,143
BYD Electronic International Co., Ltd.	2,896,500	951
China Citic Bank, Class H	5,197,000	2,314
China Coal Energy Co.	10,533,000	10,953
China Construction Bank Corp., Class H	20,479,000	13,593
China COSCO Holdings Co., Ltd., Class H	2,535,000	2,316
China Life Insurance Co., Ltd., Class H	4,042,000	14,965
China Mobile Ltd.	1,629,000	16,310
China Resources Power Holdings Co.	2,201,000	4,764
Datang International Power
Generation Co., Ltd., Class H	4,220,000	2,363
Dongfeng Motor Group Co., Ltd., Class H	14,103,000	5,213
Focus Media Holding Ltd. ADR (a)	274,200	7,817
GOME Electrical Appliances Holdings Ltd.	32,895,000	9,603
Industrial & Commercial Bank of China, Class H	17,581,000	10,472
Maanshan Iron & Steel, Class H	9,875,000	3,112
PetroChina Co., Ltd., Class H	17,886,000	18,906
Shanghai Industrial Holdings Ltd.	1,930,000	4,429
		130,224
Colombia (0.7%)
BanColombia S.A. ADR	207,714	5,910

Czech Republic (2.1%)
Central European Media Enterprises Ltd., Class A (a)	24,104	1,577
CEZ A.S.	186,568	11,398
Komercni Banka A.S.	20,580	4,534
		17,509
India (8.8%)
Axis Bank Ltd.	179,700	2,829
Bharat Heavy Electricals Ltd.	235,614	8,140
Bharti Airtel Ltd. (a)	249,600	4,245
Deccan Chronicle Holdings Ltd.	1,125,676	2,033
Glenmark Pharmaceuticals Ltd.	331,400	3,479
GVK Power & Infrastructure Ltd. (a)	2,617,675	1,519
HDFC Bank Ltd. ADR	23,000	1,954
HDFC Bank Ltd.	195,700	5,249
Hindustan Unilever Ltd.	1,217,500	6,601
Housing Development Finance Corp.	159,800	7,460
India Cements Ltd.	975,469	2,625
Infosys Technologies Ltd.	271,184	8,193
Maruti Suzuki India Ltd.	342,700	5,143
Reliance Industries Ltd.	402,900	7,774
State Bank of India Ltd.	87,600	2,838
Tata Consultancy Services Ltd.	144,976	2,083
Television Eighteen India Ltd. (b)	296,500	1,275
		73,440
Indonesia (2.8%)
Astra International Tbk PT	2,843,900	5,094
Bank Central Asia Tbk PT	12,219,000	4,033
Bank Mandiri Persero Tbk PT	7,975,500	2,216
Bank Rakyat Indonesia Tbk PT	5,638,000	3,187
Bumi Resources Tbk PT	8,407,000	2,782
Perusahaan Gas Negara PT	5,038,000	1,150
Telekomunikasi Indonesia Tbk PT	6,214,500	4,672
		23,134
Luxembourg (0.7%)
Millicom International Cellular S.A.	87,709	6,023

Malaysia (0.3%)
Sime Darby Bhd	1,274,300	2,457

Mexico (6.1%)
America Movil S.A.B. de C.V., Class L ADR	406,149	18,829
Corp. GEO S.A.B. de C.V. (a)	1,076,635	2,535
Desarrolladora Homex S.A.B. de C.V. ADR (a)	86,749	3,836
Empresas ICA S.A.B de C.V. (a)	841,430	2,447
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,222,298	7,092
Grupo Televisa S.A. ADR	318,700	6,970
Urbi Desarrollos Urbanos S.A. de C.V. (a)	1,089,157	2,542

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Mexico (cont’d)
Wal-Mart de Mexico S.A.B de C.V. ADR	38,628	$1,346
Wal-Mart de Mexico S.A.B. de C.V., Class V	1,542,242	5,401
		50,998
Nigeria (0.3%)
Guaranty Trust Bank plc GDR	380,336	2,661

Pakistan (1.0%)
MCB Bank Ltd.	584,000	1,764
National Bank of Pakistan	1,291,290	1,534
Oil & Gas Development Co., Ltd.	2,174,300	2,625
Pakistan State Oil Co., Ltd.	307,000	1,100
Pakistan Telecommunication Co., Ltd.	3,324,000	1,336
		8,359
Panama (0.9%)
Copa Holdings S.A. , Class A	231,362	7,519

Poland (4.6%)
Bank Pekao S.A.	148,252	10,730
Bank Zachodni WBK S.A.	62,290	3,999
Budimex S.A. (a)	34,727	1,036
Getin Holding S.A. (a)	797,763	3,027
KGHM Polska Miedz S.A.	51,024	1,073
PBG S.A. (a)	28,482	2,750
Polimex Mostostal S.A.	1,144,258	2,165
Powszechna Kasa Oszczednosci Bank Polski S.A.	583,407	10,717
Telekomunikacja Polska S.A.	349,203	3,341
		38,838
Qatar (0.7%)
Qatar Insurance Co.	76,158	3,558
Qatar National Bank S.A.Q	39,914	2,080
		5,638
Russia (8.1%)
Gazprom OAO ADR	586,019	18,832
LUKOIL ADR	367,909	22,149
Novolipetsk Steel OJSC (Registered) GDR	52,007	973
Rosneft Oil Co. GDR	1,623,466	11,187
RusHydro (a)	87,772,600	2,776
TMK OAO (Registered) GDR	196,636	4,921
Vimpel-Communications ADR	200,766	4,075
X 5 Retail Group N.V. GDR (a)	142,291	3,112
		68,025
South Africa (5.8%)
Massmart Holdings Ltd.	529,490	4,825
Mr. Price Group Ltd.	1,175,300	3,278
MTN Group Ltd.	1,028,197	14,561
Murray & Roberts Holdings Ltd.	360,253	4,400
Naspers Ltd., Class N	376,132	7,439
Raubex Group Ltd.	918,399	3,414
Sasol Ltd.	188,504	8,008
Tiger Brands Ltd.	54,000	932
Woolworths Holdings Ltd.	1,329,404	1,883
		48,740
South Korea (11.8%)
Amorepacific Corp.	4,886	2,641
Cheil Industries, Inc.	94,631	4,160
Cheil Worldwide, Inc.	17,138	3,219
Hyundai Development Co.	111,370	4,194
Hyundai Motor Co.	195,793	12,353
Kookmin Bank	69,650	3,099
LG Chem Ltd.	85,532	6,738
LG Electronics, Inc.	63,887	5,954
NHN Corp. (a)	42,521	5,482
POSCO	11,099	4,103
Samsung Electronics Co., Ltd.	42,783	19,701
Samsung Electronics Co., Ltd. (Preference)	12,886	4,086
Samsung Fire & Marine Insurance Co., Ltd.	28,298	4,966
Shinhan Financial Group Co., Ltd.	184,105	6,638
Shinsegae Co., Ltd.	1,184	558
SSCP Co., Ltd. (a)	132,511	1,161
STX Pan Ocean Co., Ltd.	2,386,000	3,435
Woongjin Coway Co., Ltd.	250,072	6,313
		98,801
Taiwan (7.8%)
Acer, Inc.	2,811,220	4,800
Asustek Computer, Inc.	3,419,372	6,788
Cathay Financial Holding Co., Ltd.	3,682,250	5,163
China Steel Corp.	2,224,350	2,185
Chinatrust Financial Holding Co., Ltd.	7,037,664	3,781
Chunghwa Telecom Co., Ltd. (a)	1,735,000	4,063
First Financial Holding Co., Ltd.	5,025,000	3,166
Formosa Plastics Corp.	808,000	1,319
HON HAI Precision Industry Co., Ltd.	3,023,000	10,756
HTC Corp.	189,500	2,945
Taiwan Cement Corp.	1,295,610	769
Taiwan Fertilizer Co., Ltd.	742,000	1,398
Taiwan Semiconductor Manufacturing Co., Ltd.	7,388,268	12,148
Yang Ming Marine Transport Corp.	2,244,827	788
Yuanta Financial Holding Co., Ltd.	9,359,000	5,204
		65,273
Thailand (1.4%)
Advanced Info Service PCL (Foreign)	673,800	1,618
Bangkok Bank PCL NVDR	770,300	2,366
Kasikornbank PCL NVDR	1,460,100	2,727
PTT Exploration & Production PCL (Foreign)	513,500	1,926
PTT PCL (Foreign)	182,800	1,231
Siam Commercial Bank PCL (Foreign), Class F	1,037,600	2,142
		12,010
Turkey (4.4%)
Akbank T.A.S.	1,471,371	7,524
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	469,700	4,838

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Turkey (cont’d)
Asya Katilim Bankasi A.S. (a)	1,297,417	$2,048
Haci Omer Sabanci Holding A.S.	799,289	3,014
Tekfen Holding A.S.	857,769	4,763
Turkcell Iletisim Hizmet A.S.	427,821	2,626
Turkiye Garanti Bankasi A.S. (a)	3,455,479	8,239
Turkiye Is Bankasi A.S., Class C	907,741	3,790
		36,842
Total Common Stocks (Cost $1,060,003)		807,438

Investment Company (0.4%)
India (0.4%)
Morgan Stanley Growth Fund (Cost $708) (a)(c)	3,926,900	3,223

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $15,387) (c)	15,386,788	15,387
Total Investments (98.7%) (Cost $1,076,098) +(d)		826,048
Other Assets in Excess of Liabilities (1.3%)		11,144
Net Assets (100%)		$837,192

(a)	Non-income producing security.
(b)	Securities were valued at fair value — At September 30, 2008, the Portfolio held approximately $1,275,000 of fair valued securities, representing 0.2% of net assets.
(c)

The Portfolio invests in Morgan Stanley Growth Fund, a closed-end managed investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund acquired at a cost of $708,000. During the period ended September 30, 2008, the Portfolio had no purchases or sales of the security. The Portfolio derived no income from this security during the period ended September 30, 2008. The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $20,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $553,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $351,038,000 and $363,212,000, respectively.

(d)

The approximate market value and percentage of total investments, $624,605,000 and 75.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,076,098,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $250,050,000 of which $15,332,000 related to appreciated securities and $265,382,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	1,060	$557	10/1/08	USD	570	$570	$13
CZK	9,415	541	10/1/08	USD	564	564	23
EUR	116	164	10/1/08	USD	170	170	6
INR	7,878	168	10/1/08	USD	168	168	—@
PLN	2,334	967	10/1/08	USD	1,014	1,014	47
THB	3,447	102	10/1/08	USD	101	101	(1)
THB	2,629	77	10/1/08	USD	77	77	—@
THB	1,469	43	10/1/08	USD	43	43	—@
THB	1,858	55	10/1/08	USD	55	55	—@
THB	1,901	56	10/1/08	USD	56	56	—@
THB	4,338	128	10/1/08	USD	127	127	(1)
TRY	963	758	10/6/08	USD	778	778	20
USD	1,350	1,350	10/2/08	HKD	10,481	1,350	—@
ZAR	806	97	10/2/08	USD	99	99	2
ZAR	6,930	837	10/3/08	USD	852	852	15
ZAR	94	11	10/6/08	USD	11	11	—@
ZAR	2,494	301	10/7/08	USD	300	300	(1)
		$6,212				$6,335	$123

BRL	—	Brazilian Real
CZK	—	Czech Koruna
EUR	—	Euro
HKD	—	Hong Kong Dollar
INR	—	India Rupee
PLN	—	Polish Zloty
THB	—	Thailand Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Equity and Income Portfolio

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (30.5%)
Aerospace & Defense (0.7%)
L-3 Communications Holdings, Inc. (Convertible),
3.00%, 8/1/35	$2,000	$2,193
Level 3 Communications, Inc. (Convertible),
6.00%, 3/15/10(a)	1,275	1,122
2.88%, 7/15/10	1,300	1,029
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(a)	125	126
		4,470
Agency Fixed Rate Mortgages (1.9%)
Federal Home Loan Mortgage Corp., Conventional Pools:
4.88%, 6/13/18	5,750	5,838
5.13%, 11/17/17	1,200	1,239
6.75%, 3/15/31	650	799
Gold Pools:
6.50%, 2/1/26	10	10
7.50%, 2/1/31 - 4/1/32	47	51
8.00%, 6/1/31	7	7
Federal National Mortgage Association, Conventional Pools:
5.00%, 5/11/17	1,750	1,793
6.50%, 7/1/32	134	139
6.63%, 11/15/30	1,100	1,332
7.00%, 8/1/32 - 11/1/34	205	216
7.50%, 10/1/30 - 1/1/31	28	30
8.00%, 2/1/30 - 5/1/31	17	18
8.50%, 12/1/30 - 5/1/32	30	33
9.50%, 4/1/30	23	26
October TBA:
7.00%, 10/25/38(b)	250	262
Government National Mortgage Association, Various Pools:
10.50%, 1/15/18	7	8
		11,801
Air Freight & Logistics (0.0%)
FedEx Corp.,
5.50%, 8/15/09	100	100
7.25%, 2/15/11	10	10
		110
Airlines (0.3%)
America West Airlines, Inc.,
7.10%, 4/2/21	154	126
AMR Corp. (Convertible),
4.50%, 2/15/24	1,150	1,041
UAL Corp. (Convertible),
4.50%, 6/30/21	1,200	501
		1,668
Asset Backed Corporates (0.4%)
Capital Auto Receivables Asset Trust,
4.98%, 5/15/11	535	531
5.03%, 10/15/09	96	96
5.31%, 10/20/09(a)	168	168
Capital One Auto Finance Trust,
5.07%, 7/15/11	196	191
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	126	126
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	90	85
CIT Equipment Collateral,
5.07%, 2/20/10	247	247
CNH Equipment Trust,
5.20%, 6/15/10	99	99
Ford Credit Auto Owner Trust,
5.05%, 3/15/10	58	58
5.26%, 10/15/10	442	443
GE Equipment Small Ticket LLC,
4.88%, 10/22/09(a)	41	41
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	179	168
4.07%, 2/15/12	126	125
4.41%, 6/15/12	214	213
Hertz Vehicle Financing LLC,
4.93%, 2/25/10(a)	208	205
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	31	31
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	— @	— @
National City Auto Receivables Trust,
2.88%, 5/15/11	34	34
TXU Electric Delivery Transition Bond Co. LLC,
4.81%, 11/17/14	25	25
		2,886
Automobiles (0.1%)
Daimler Finance North America LLC,
8.50%, 1/18/31	195	196
Ford Motor Co. (Convertible),
4.25%, 12/15/36	912	606
		802
Beverages (0.0%)
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18(a)	125	121

Biotechnology (1.2%)
Affymetrix, Inc. (Convertible),
3.50%, 1/15/38	1,005	709
Amgen, Inc.,
5.85%, 6/1/17	320	308
Amgen, Inc. (Convertible),
0.38%, 2/1/13(a)	2,400	2,172
0.38%, 2/1/13	2,400	2,171
Biogen Idec, Inc.,
6.88%, 3/1/18	255	252
Invitrogen Corp. (Convertible),
1.50%, 2/15/24	1,350	1,223
3.25%, 6/15/25	468	452
		7,287
Chemicals (0.1%)
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	155	152
ICI Wilmington, Inc.,
4.38%, 12/1/08	175	174

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount	Value
	(000)	(000)
Chemicals (cont'd)
Monsanto Co.,
5.13%, 4/15/18	$60	$57
		383
Commercial Banks (0.0%)
HBOS plc,
6.75%, 5/21/18(a)	325	273

Commercial Services & Supplies (0.2%)
Allied Waste Industries, Inc. (Convertible),
4.25%, 4/15/34	795	749
Live Nations, Inc. (Convertible),
2.88%, 7/15/27(a)	616	509
		1,258
Communications & Media (0.7%)
Comcast Corp.,
5.70%, 5/15/18	600	525
6.50%, 1/15/15	85	82
COX Communications, Inc.,
6.25%, 6/1/18(a)	210	195
Interpublic Group of Cos., Inc. (Convertible),
4.75%, 3/15/23(a)	1,209	1,187
Liberty Media LLC (Convertible),
3.13%, 3/30/23	942	864
Time Warner Cable, Inc.,
6.75%, 7/1/18	245	229
Time Warner, Inc.,
5.88%, 11/15/16	385	339
Viacom, Inc.,
6.88%, 4/30/36	345	277
Vivendi,
6.63%, 4/4/18(a)	325	313
		4,011
Communications Equipment (0.5%)
JDS Uniphase Corp. (Convertible),
Zero Coupon, 11/15/10	1,430	1,392
1.00%, 5/15/26(a)	1,100	733
Telecom Italia Capital S.A.,
4.00%, 11/15/08 - 1/15/10	365	355
4.88%, 10/1/10	40	39
7.00%, 6/4/18	145	130
Telefonica Europe B.V.,
8.25%, 9/15/30	395	398
		3,047
Computers & Peripherals (0.3%)
Cadence Design System, Inc. (Convertible),
1.38%, 12/15/11	335	245
1.50%, 12/15/13	860	558
Dell, Inc.,
5.65%, 4/15/18(a)	175	161
Hewlett-Packard Co.,
5.50%, 3/1/18	100	94
NetApp, Inc. (Convertible),
1.75%, 6/1/13(a)	360	309
SanDisk Corp. (Convertible),
1.00%, 5/15/13	1,332	1,064
		2,431
Containers & Packaging (0.1%)
Sealed Air Corp. (Convertible),
3.00%, 6/30/33(a)	1,250	1,177

Diversified Financial Services (2.1%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(a)	905	734
American Express Credit Corp.,
7.30%, 8/20/13	395	381
Bank of America Corp.,
5.75%, 12/1/17	885	752
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	185	173
Bank One Corp.,
6.00%, 2/17/09	25	25
Bear Stearns Cos. (The),
6.40%, 10/2/17	225	210
7.25%, 2/1/18	325	313
Catlin Insurance Co., Ltd.,
7.25%, (a)(c)(d)	220	98
CIT Group, Inc.,
5.00%, 11/24/08	55	53
Citigroup, Inc.,
5.88%, 5/29/37	255	177
6.13%, 11/21/17 - 5/15/18	695	585
Credit Suisse USA, Inc.,
5.13%, 8/15/15	110	98
6.00%, 2/15/18	560	489
Farmers Exchange Capital,
7.05%, 7/15/28(a)	500	400
General Electric Capital Corp.,
4.25%, 12/1/10	30	29
4.75%, 9/15/14	75	69
5.63%, 5/1/18	995	842
5.88%, 2/15/12	230	223
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	590	491
6.75%, 10/1/37	515	345
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(a)	205	192
HSBC Finance Corp.,
4.13%, 12/15/08 - 11/16/09	110	108
5.88%, 2/1/09	100	99
6.38%, 10/15/11	445	441
6.75%, 5/15/11	175	176
8.00%, 7/15/10	85	87
John Deere Capital Corp.,
5.75%, 9/10/18	220	205
JPMorgan Chase & Co.,
4.75%, 5/1/13	720	672
7.00%, 11/15/09	185	185
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17(e)	245	1
6.50%, 7/19/17(e)	285	1
6.88%, 7/17/37(e)	560	3
Mantis Reef Ltd.,
4.69%, 11/14/08(a)	200	200
Merrill Lynch Co., Inc.,
6.88%, 4/25/18	830	737

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount	Value
	(000)	(000)
Diversified Financial Services (cont’d)
Nationwide Building Society,
4.25%, 2/1/10(a)	$345	$339
NYSE Euronext,
4.80%, 6/28/13	310	295
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(a)	140	135
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	145	138
Popular North America, Inc.,
5.65%, 4/15/09	160	158
ProLogis,
6.63%, 5/15/18	75	65
Textron Financial Corp.,
5.13%, 2/3/11	270	271
Wachovia Capital Trust III,
5.80%, (c)(d)	805	338
Wachovia Corp.,
5.50%, 5/1/13	225	186
Wells Fargo & Co.,
5.63%, 12/11/17	505	465
Xlliac Global Funding,
4.80%, 8/10/10(a)	315	303
		12,287
Diversified Telecommunication Services (0.2%)
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	175	170
France Telecom S.A.,
8.50%, 3/1/31	375	408
Lucent Technologies, Inc. (Convertible),
2.88%, 6/15/25	1,187	829
Verizon Communications, Inc.,
5.50%, 2/15/18	550	487
		1,894
Electric Utilities (0.0%)
Consumers Energy Co.,
4.00%, 5/15/10	20	20
4.80%, 2/17/09	170	170
		190
Electrical Equipment (0.0%)
Cooper Industries, Inc.,
5.25%, 11/15/12	165	167

Food & Staples Retailing (0.3%)
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	125	122
CVS Pass-Through Trust,
6.04%, 12/10/28(a)	259	233
Rite Aid Corp. (Convertible),
8.50%, 5/15/15	831	504
Walgreen Co.,
4.88%, 8/1/13	125	125
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	355	349
		1,333
Food Products (0.3%)
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	220	204
Archer-Daniels-Midland Co. (Convertible),
6.25%, 6/1/11	32	956
ConAgra Foods, Inc.,
7.00%, 10/1/28	70	68
8.25%, 9/15/30	180	198
Delhaize America, Inc.,
9.00%, 4/15/31	65	68
FBG Finance Ltd.,
5.13%, 6/15/15(a)	320	300
General Mills, Inc.,
5.25%, 8/15/13	175	174
Kraft Foods, Inc.,
6.13%, 8/23/18	345	323
		2,291
Gas Utilities (0.0%)
Equitable Resources, Inc.,
6.50%, 4/1/18	75	72

Health Care Equipment & Supplies (0.8%)
Advanced Medical Optics, Inc. (Convertible),
2.50%, 7/15/24	700	626
3.25%, 8/1/26	1,750	1,151
Baxter International, Inc.,
4.63%, 3/15/15	150	144
5.38%, 6/1/18	215	206
Covidien International Finance S.A.,
6.00%, 10/15/17	240	238
Medtronic, Inc. (Convertible),
1.50%, 4/15/11	1,504	1,505
St. Jude Medical, Inc. (Convertible),
1.22%, 12/15/08(a)	408	407
Wright Medical Group, Inc. (Convertible),
2.63%, 12/1/14	113	119
		4,396
Health Care Providers & Services (0.6%)
Health Management Association, Inc. (Convertible),
3.75%, 5/1/28(a)	300	228
LifePoint Hospitals, Inc. (Convertible),
3.50%, 5/15/14	1,868	1,536
Omnicare, Inc. (Convertible),
3.25%, 12/15/35	2,190	1,445
UnitedHealth Group, Inc.,
6.00%, 2/15/18	195	177
WellPoint, Inc.,
4.25%, 12/15/09	80	78
		3,464
Hotels, Restaurants & Leisure (0.4%)
International Game Technology (Convertible),
2.60%, 12/15/36	1,861	1,749
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	205	184
Yum! Brands, Inc.,
8.88%, 4/15/11	245	264
		2,197
Household Durables (0.0%)
LG Electronics, Inc.,
5.00%, 6/17/10(a)	130	129

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount	Value
	(000)	(000)
Industrial Conglomerates (0.6%)
3M Co. (Convertible),
Zero Coupon, 11/21/32(d)	$2,600	$2,117
General Electric Co.,
5.25%, 12/6/17	1,035	907
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	335	322
		3,346
Industrials (0.0%)
Honeywell International, Inc.,
5.30%, 3/1/18	225	212
Kroger Co. (The),
5.00%, 4/15/13	120	115
6.40%, 8/15/17	75	72
		399
Insurance (0.3%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	190	180
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18(a)	535	519
Chubb Corp.,
5.75%, 5/15/18	50	46
Conseco, Inc. (Convertible),
3.50%, 9/30/35(f)	1,266	908
Metlife, Inc.,
6.82%, 8/15/18	220	209
Prudential Financial, Inc.,
6.63%, 12/1/37	95	80
Travelers Cos., Inc. (The),
5.80%, 5/15/18	160	147
		2,089
Leisure Equipment & Products (0.3%)
Eastman Kodak Co. (Convertible),
3.38%, 10/15/33	2,100	1,971

Machinery (0.0%)
Parker Hannifin Corp.,
5.50%, 5/15/18	190	190

Metals & Mining (0.1%)
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	270	256

Office Electronics (0.0%)
Xerox Corp.,
6.35%, 5/15/18	190	174

Oil, Gas & Consumable Fuels (0.3%)
ConocoPhillips,
5.20%, 5/15/18	400	374
Devon Financing Corp. UCL,
7.88%, 9/30/31	155	158
Marathon Oil Corp.,
5.90%, 3/15/18	130	116
6.00%, 10/1/17	215	193
Petro-Canada,
6.05%, 5/15/18	200	175
Questar Market Resources, Inc.,
6.80%, 4/1/18	230	232
Valero Energy Corp.,
3.50%, 4/1/09	195	194
Weatherford International Ltd.,
6.00%, 3/15/18	165	148
XTO Energy, Inc.,
5.50%, 6/15/18	295	261
		1,851
Pharmaceuticals (1.0%)
Allergan, Inc. (Convertible),
1.50%, 4/1/26	911	947
AstraZeneca plc,
5.90%, 9/15/17	225	222
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	405	383
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	365	347
Medco Health Solutions, Inc.,
7.13%, 3/15/18	200	203
Mylan, Inc. (Convertible),
1.25%, 3/15/12	2,800	2,166
Valeant Pharmaceuticals International (Convertible),
4.00%, 11/15/13(a)	312	294
Watson Pharmaceuticals, Inc. (Convertible),
1.75%, 3/15/23	1,650	1,547
Wyeth,
5.45%, 4/1/17	140	136
5.50%, 2/15/16	45	44
		6,289
Real Estate Management & Development (0.0%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	210	185
7.13%, 6/15/12	205	205
8.13%, 12/15/08	65	65
		455
Road & Rail (0.1%)
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	280	280
Canadian National Railway Co.,
5.55%, 5/15/18	60	59
		339
Semiconductors & Semiconductor Equipment (0.5%)
KLA-Tencor Corp.,
6.90%, 5/1/18	250	233
Linear Technology Corp. (Convertible),
3.00%, 5/1/27(a)	1,193	1,021
Xilinx, Inc. (Convertible),
3.13%, 3/15/37(a)	1,302	1,087
		2,341
Software (0.1%)
Oracle Corp.,
5.75%, 4/15/18	335	312

Sovereign (0.0%)
Korea Railroad Corp.,
5.38%, 5/15/13(a)	235	221

Specialty Retail (0.0%)
Home Depot, Inc.,
5.40%, 3/1/16	255	217

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount	Value
	(000)	(000)
Steel (0.0%)
ArcelorMittal,
6.13%, 6/1/18(a)	$255	$226

Tobacco (0.1%)
Philip Morris International, Inc.,
5.65%, 5/16/18	345	319

U.S. Treasury Securities (15.1%)
U.S. Treasury Bonds,
4.50%, 2/15/16 - 2/15/36	12,125	12,795
5.38%, 2/15/31	10,300	11,707
6.25%, 8/15/23	1,300	1,561
8.13%, 8/15/19 - 8/15/21	6,297	8,636
U.S. Treasury Notes,
3.13%, 11/30/09	7,000	7,103
3.38%, 11/30/12	150	154
3.88%, 2/15/13	4,750	4,944
4.00%, 2/15/14 - 2/15/15	5,200	5,465
4.25%, 8/15/13 - 11/15/14	22,325	23,727
4.50%, 2/28/11	3,700	3,915
4.63%, 8/31/11 - 2/29/12	8,200	8,755
5.13%, 6/30/11	500	540
5.75%, 8/15/10	2,850	3,053
		92,355
Utilities (0.6%)
Appalachian Power Co.,
5.65%, 8/15/12	25	24
Arizona Public Service Co.,
5.80%, 6/30/14	265	246
Carolina Power & Light Co.,
5.13%, 9/15/13	200	200
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	75	60
7.88%, 4/1/13	70	72
Consolidated Natural Gas Co.,
6.25%, 11/1/11	95	96
Detroit Edison Co. (The),
6.13%, 10/1/10	165	169
E.ON International Finance B.V.,
5.80%, 4/30/18(a)	485	464
Israel Electric Corp. Ltd.,
7.25%, 1/15/19(a)	300	301
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	165	147
NiSource Finance Corp.,
6.80%, 1/15/19	175	159
Ohio Edison Co.,
6.40%, 7/15/16	145	138
Ohio Power Co.,
6.00%, 6/1/16	305	292
Peco Energy Co.,
5.35%, 3/1/18	140	127
PG&E Corp. (Convertible),
9.50%, 6/30/10	140	368
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	335	289
PPL Energy Supply LLC,
6.30%, 7/15/13	140	136
Public Service Co. of Colorado,
6.50%, 8/1/38	130	124
Public Service Electric & Gas Co.,
5.00%, 1/1/13	20	20
Texas Eastern Transmission LP,
7.00%, 7/15/32	140	136
Trans-Canada Pipelines Ltd.,
6.50%, 8/15/18	220	214
Union Electric Co.,
6.70%, 2/1/19	165	160
		3,942
Wireless Telecommunication Services (0.2%)
AT&T Corp.,
8.00%, 11/15/31	205	208
AT&T, Inc.,
5.60%, 5/15/18	90	81
6.15%, 9/15/34	125	105
6.30%, 1/15/38	565	469
Verizon New England, Inc.,
6.50%, 9/15/11	20	20
Vodafone Group plc,
5.63%, 2/27/17	115	102
		985
Total Fixed Income Securities (Cost $198,337)		188,422

	Shares
Common Stocks (59.2%)
Aerospace & Defense (1.1%)
Raytheon Co.	129,970	6,955

Airlines (0.3%)
Continental Airlines, Inc., Class B (g)	95,390	1,591
UAL Corp.	49,320	434
		2,025
Automobiles (0.3%)
Harley-Davidson, Inc.	55,130	2,056

Beverages (0.9%)
Coca-Cola Co. (The)	110,110	5,823

Capital Markets (1.2%)
Charles Schwab Corp. (The)	226,530	5,890
Merrill Lynch & Co., Inc.	70,670	1,788
		7,678
Chemicals (2.1%)
Bayer AG ADR	157,210	11,466
E.I. Du Pont de Nemours & Co.	51,510	2,076
		13,542
Commercial Banks (3.0%)
KeyCorp	137,480	1,642
Mitsubishi UFJ Financial Group, Inc. ADR	100,380	877
Mizuho Financial Group, Inc. ADR	186,530	1,627
PNC Financial Services Group, Inc.	116,140	8,676
Sumitomo Mitsui Financial Group, Inc.	232	1,453
SunTrust Banks, Inc.	98,930	4,451
		18,726

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

		Value
	Shares	(000)
Communications & Media (4.0%)
Comcast Corp., Class A	323,735	$6,355
Time Warner, Inc.	827,200	10,846
Viacom, Inc., Class B (g)	301,775	7,496
		24,697
Communications Equipment (1.1%)
Alcatel-Lucent ADR (g)	716,280	2,751
Cisco Systems, Inc. (g)	182,370	4,114
		6,865
Computers & Peripherals (1.1%)
EMC Corp. (g)	63,780	763
Hewlett-Packard Co.	132,370	6,120
		6,883
Consumer Finance (0.1%)
Capital One Financial Corp.	11,670	595

Diversified Financial Services (6.6%)
Bank of America Corp.	192,480	6,737
Citigroup, Inc.	445,010	9,127
Goldman Sachs Group, Inc. (The)	14,120	1,807
JPMorgan Chase & Co.	507,976	23,723
		41,394
Diversified Telecommunication Services (1.1%)
Verizon Communications, Inc.	215,560	6,917

Electric Utilities (3.0%)
American Electric Power Co., Inc.	234,180	8,671
Entergy Corp.	38,587	3,435
FirstEnergy Corp.	95,130	6,373
		18,479
Energy Equipment & Services (0.4%)
Schlumberger Ltd.	28,530	2,228

Food & Staples Retailing (1.8%)
Wal-Mart Stores, Inc.	182,350	10,921

Food Products (3.7%)
Cadbury plc ADR	162,169	6,639
Kraft Foods, Inc.	179,284	5,872
Unilever N.V. (NY Shares)	381,720	10,748
		23,259
Health Care Equipment & Supplies (1.4%)
Boston Scientific Corp. (g)	286,630	3,517
Covidien Ltd.	92,967	4,998
Edwards Lifesciences Corp. (g)	8	—@
		8,515
Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	57,950	2,856

Hotels, Restaurants & Leisure (0.4%)
Starbucks Corp. (g)	169,150	2,515

Household Durables (0.3%)
Sony Corp. ADR	62,010	1,914

Household Products (1.0%)
Kimberly-Clark Corp.	35,760	2,319
Procter & Gamble Co.	51,370	3,580
		5,899
Industrial Conglomerates (1.8%)
General Electric Co.	199,960	5,099
Siemens AG ADR	36,920	3,466
Tyco International Ltd.	69,567	2,436
		11,001
Insurance (5.1%)
Aegon N.V. (Registered) ADR	72,830	639
Chubb Corp.	128,512	7,056
Hartford Financial Services Group, Inc.	47,600	1,951
Marsh & McLennan Cos., Inc.	461,350	14,653
Travelers Cos., Inc. (The)	153,277	6,928
		31,227
Internet Software & Services (1.0%)
eBay, Inc. (g)	265,370	5,939

Metals & Mining (0.5%)
Newmont Mining Corp.	72,790	2,821

Multiline Retail (0.5%)
Macy’s, Inc.	156,160	2,808

Oil, Gas & Consumable Fuels (5.5%)
BP plc ADR	53,500	2,684
ConocoPhillips	34,790	2,548
Devon Energy Corp.	30,500	2,782
Exxon Mobil Corp.	68,740	5,338
Novartis AG ADR	106,570	5,631
Occidental Petroleum Corp.	101,810	7,173
Royal Dutch Shell plc ADR	138,410	8,167
		34,323
Personal Products (0.6%)
Estee Lauder Cos., Inc. (The)	70,180	3,503

Pharmaceuticals (5.9%)
Abbott Laboratories	167,510	9,645
Bristol-Myers Squibb Co.	327,630	6,831
Roche Holding AG ADR	75,600	5,883
Schering-Plough Corp.	536,948	9,917
Wyeth	113,840	4,205
		36,481
Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.	182,200	3,413

Software (0.4%)
Oracle Corp. (g)	64,610	1,312
Symantec Corp. (g)	63,740	1,248
		2,560
Specialty Retail (0.9%)
Home Depot, Inc.	208,280	5,392

Tobacco (1.0%)
Altria Group, Inc.	113,180	2,245
Philip Morris International, Inc.	79,640	3,831
		6,076
Total Common Stocks (Cost $390,594)		366,286

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

		Value
	Shares	(000)
Investment Companies (0.1%)
SPDR KBW Regional Banking ETF (Cost $466)	11,410	$405

Preferred Stocks (3.6%)
Automobiles (0.1%)
Ford Motor Co. Capital Trust II,
6.50% (Convertible)	30,300	467

Commercial Banks (0.2%)
KeyCorp., 7.75% (Convertible) (g)	13,530	1,150
Wachovia Corp., 7.50% (Convertible)	950	366
		1,516
Commercial Services & Supplies (0.3%)
Avery Dennison Corp., 7.88% (Convertible)	39,210	1,691

Diversified Financial Services (1.2%)
Bank of America Corp., 7.25% (Convertible)	4,025	3,373
Citigroup, Inc., 6.50% (Convertible)	107,350	4,427
		7,800
Diversified Telecommunication Services (0.2%)
Lucent Technology Capital Trust I,
7.75% (Convertible)	3,200	1,248

Electric Utilities (0.3%)
CenterPoint Energy, Inc., 1.43% (Convertible) (d)	68,000	2,237

Gas Utilities (0.2%)
El Paso Energy Capital Trust I,
4.75% (Convertible)	43,000	1,432

Health Care Providers & Services (0.5%)
Healthsouth Corp. 6.50% (Convertible) (a)	785	591
Healthsouth Corp. 6.50% (Convertible)	410	309
Omnicare Capital Trust II, 4.00% (Convertible)	44,400	1,776
		2,676
Household Products (0.2%)
Newell Financial Trust I, 5.25% (Convertible)	25,600	994

Media (0.1%)
Interpublic Group of Cos., Inc.,
5.25% (Convertible) (a)	500	330

Pharmaceuticals (0.3%)
Schering Plough Corp., 6.00% (Convertible)	11,948	2,067
Total Preferred Stocks (Cost $29,668)		22,458
Short-Term Investments (7.9%)
Investment Company (7.8%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio — Institutional Class (h)	47,959,631	47,960

	Face Amount
	(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
0.17%, 10/9/08(i)(j)	$645	645
Total Short-Term Investments (Cost $48,604)		48,605
Total Investments (101.3%) (Cost $667,669) +(k)		626,176
Liabilities in Excess of Other Assets (-1.3%)		(8,130)
Net Assets (100%)		$618,046

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Security is subject to delayed delivery.
(c)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at September 30, 2008.

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on September 30, 2008.
(e)	Issuer is in default.
(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.
(g)	Non-income producing security.
(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $38,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $1,173,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $169,885,000 and $192,601,000, respectively.

(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	Rate shown is the yield to maturity at September 30, 2008.
(k)

The approximate market value and percentage of total investments, $1,453,000 and 0.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $667,669,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $41,493,000 of which $28,295,000 related to appreciated securities and $69,788,000 related to depreciated securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	148	$31,588	Dec-08	$163
5 yr. Swap	133	14,431	Dec-08	(67)
10 yr. Swap	126	14,092	Dec-08	(127)
Short:
U.S. Treasury
5 yr. Note	116	13,019	Dec-08	(47)
U.S. Treasury
10 yr. Note	250	28,656	Dec-08	158
U.S. Treasury
Long Bond	92	10,780	Dec-08	29
				$109

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Equity and Income Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$160	1.57%	3/20/18	$(3)
Sealed Air Corp., 5.63%, 7/15/13	Buy	90	1.12	3/20/18	4
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	75	0.82	3/20/18	2
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	300	0.60	12/20/12	(4)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	560	0.80	12/20/17	(15)
Dow Jones CDX North America Investment Grade Index, Series 10	Sell	750	1.55	6/20/13	(12)
Eaton Corp., 7.65%, 11/15/29	Buy	145	0.97	3/20/18	2
JPMorgan Chase
Nordstrom, Inc., 6.95%, 3/15/28	Buy	175	1.07	3/20/18	6
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	140	1.60	3/20/18	(2)
UBS
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	90	1.73	3/20/18	2
					$(20)

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

		Value
	Shares	(000)
Common Stocks (94.1%)
Finland (2.4%)
Kone Oyj, Class B	109,113	$2,987

France (5.8%)
Groupe Danone	55,307	3,919
Pernod-Ricard S.A.	37,889	3,331
		7,250
Ireland (1.0%)
C&C Group plc	485,873	1,302

Japan (2.8%)
Kao Corp.	129,000	3,456

Netherlands (7.7%)
Reed Elsevier N.V.	321,308	4,790
Wolters Kluwer N.V.	237,183	4,835
		9,625
Sweden (4.4%)
Swedish Match AB	315,751	5,502

Switzerland (6.0%)
Nestle S.A. (Registered)	95,089	4,113
Novartis AG (Registered)	63,599	3,326
		7,439
United Kingdom (34.0%)
British American Tobacco plc	334,988	10,946
Cadbury plc	459,595	4,628
Diageo plc	180,295	3,052
Experian plc	632,659	4,195
Imperial Tobacco Group plc	255,989	8,224
Reckitt Benckiser Group plc	120,738	5,846
Unilever plc	203,010	5,511
		42,402
United States (30.0%)
Brown-Forman Corp., Class B	46,191	3,317
Career Education Corp. (a)	109,475	1,790
Estee Lauder Cos., Inc. (The)	48,165	2,404
Fortune Brands, Inc.	57,053	3,273
Harley-Davidson, Inc.	90,442	3,374
Kellogg Co.	62,376	3,499
Moody’s Corp.	81,214	2,761
Philip Morris International, Inc.	114,728	5,518
Procter & Gamble Co.	55,690	3,881
Scotts Miracle-Gro, Co. (The), Class A	81,618	1,930
Starbucks Corp. (a)	170,662	2,538
Weight Watchers International, Inc.	86,214	3,155
		37,440
Total Common Stocks (Cost $119,284)		117,403
Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $5,391) (b)	5,390,607	5,391
Total Investments (98.4%) (Cost $124,675) +(c)		122,794
Other Assets in Excess of Liabilities (1.6%)		2,045
Net Assets (100%)		$124,839

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $65,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $40,335,000 and $37,137,000, respectively.

(c)

The approximate market value and percentage of total investments, $79,964,000 and 65.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Face Amount/Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $124,675,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,881,000 of which $13,469,000 related to appreciated securities and $15,350,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	12,520	$22,297	10/24/08	USD	24,944	$24,944	$2,647
JPY	8,801	83	10/1/08	USD	83	83	—@
USD	4,134	4,134	10/24/08	GBP	2,225	3,963	(171)
		$26,514				$28,990	$2,476

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Franchise Portfolio

GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (94.7%)
Australia (5.4%)
CFS Retail Property Trust REIT (a)	82,886	$151
Dexus Property Group REIT	617,825	718
Goodman Group REIT	285,254	575
GPT Group REIT	491,806	710
Stockland REIT	401,302	1,792
Westfield Group REIT	1,123,493	15,331
		19,277
Austria (0.4%)
CA Immobilien Anlagen AG (b)	37,137	366
Conwert Immobilien Invest SE (b)	77,782	737
IMMOFINANZ AG (a)	107,796	379
		1,482
Brazil (0.3%)
BR Malls Participacoes S.A. (b)	189,080	1,173

Canada (0.2%)
Extendicare REIT	35,430	232
RioCan REIT	21,440	407
		639
Finland (0.3%)
Citycon Oyj	63,852	210
Sponda Oyj	148,525	899
		1,109
France (4.8%)
Fonciere Des Regions REIT	10,214	1,066
Gecina S.A. REIT	10,735	1,164
ICADE REIT	12,943	1,052
Klepierre REIT (a)	39,560	1,555
Silic REIT	9,777	1,212
Unibail-Rodamco REIT	54,915	11,187
		17,236
Germany (0.3%)
Alstria Office AG REIT	86,153	1,075

Hong Kong (14.6%)
China Overseas Land & Investment Ltd. (a)	2,244,000	2,717
China Resources Land Ltd. (a)	2,631,000	2,762
Guangzhou R&F Properties Co., Ltd., Class H (a)	5,315,500	4,969
Hang Lung Properties Ltd.	874,000	2,061
Henderson Land Development Co., Ltd.	789,000	3,519
Hongkong Land Holdings Ltd.	2,654,500	7,978
Hysan Development Co., Ltd.	1,209,613	3,146
Kerry Properties Ltd.	2,001,199	6,527
Link (The) REIT	721,500	1,493
Sino Land Co.	238,000	268
Sun Hung Kai Properties Ltd.	1,568,000	16,100
Swire Pacific Ltd., Class A	78,500	692
		52,232
Italy (0.2%)
Beni Stabili S.p.A. (a)	846,526	782
Risanamento S.p.A. (b)	88,449	107
		889
Japan (14.4%)
Goldcrest Co., Ltd. (a)	27,420	404
Japan Real Estate Investment Corp. REIT	161	1,294
Mitsubishi Estate Co., Ltd.	891,000	17,509
Mitsui Fudosan Co., Ltd.	807,000	15,536
Nippon Building Fund, Inc. REIT	219	2,104
NTT Urban Development Corp.	2,911	3,531
Sumitomo Realty & Development Co., Ltd.	509,000	11,082
		51,460
Netherlands (1.7%)
Corio N.V. REIT	30,681	2,199
Eurocommercial Properties N.V. CVA REIT	21,885	957
ProLogis European Properties REIT	121,215	1,087
Vastned Retail N.V. REIT	4,714	334
Wereldhave N.V. REIT	14,408	1,410
		5,987
Singapore (2.9%)
CapitaCommercial Trust REIT	2,000	2
CapitaLand Ltd.	712,000	1,552
CapitaMall Trust REIT	380,000	605
CapitaRetail China Trust REIT	382,200	191
Macquarie Prime REIT	2,996,000	1,727
Mandarin Oriental International Ltd. (a)	46,000	71
United Industrial Corp., Ltd.	3,837,000	5,471
Wheelock Properties Singapore Ltd. (a)	731,000	634
		10,253
Sweden (0.6%)
Castellum AB	88,122	772
Hufvudstaden AB, Class A (a)	203,065	1,575
		2,347
Switzerland (0.4%)
PSP Swiss Property AG (Registered) (b)	23,660	1,367

United Kingdom (8.4%)
Big Yellow Group plc REIT	241,036	1,406
British Land Co. plc REIT	368,765	4,933
Brixton plc REIT	432,727	1,615
Capital & Regional plc	153,640	467
Derwent London plc REIT	82,815	1,547
Grainger plc	170,507	613
Great Portland Estates plc REIT	172,307	1,032
Hammerson plc REIT	195,970	3,415
Invista Foundation Property Trust Ltd. REIT	30,137	25
Land Securities Group plc REIT	295,262	6,664
Liberty International plc REIT	142,905	2,482
Minerva plc (b)	282,594	177
Quintain Estates & Development plc	290,980	1,055
Safestore Holdings plc	310,398	719
Segro plc REIT	402,265	3,010
Shaftesbury plc REIT	45,881	347
Unite Group plc	170,813	694
Workspace Group plc REIT	36,860	86
		30,287

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

		Value
	Shares	(000)
United States (39.8%)
Acadia Realty Trust REIT	43,170	$1,091
AMB Property Corp. REIT	54,745	2,480
Assisted Living Concepts, Inc., Class A (b)	107,890	687
AvalonBay Communities, Inc. REIT	106,290	10,461
Boston Properties, Inc. REIT	80,520	7,541
Brandywine Realty Trust REIT	5,973	96
BRE Properties, Inc. REIT	14,287	700
Brookdale Senior Living, Inc.	44,992	989
Brookfield Properties Corp.	415,930	6,588
Camden Property Trust REIT	102,395	4,696
Care Investment Trust, Inc. REIT	17,030	195
DCT Industrial Trust, Inc. REIT	127,580	956
Developers Diversified Realty Corp. REIT	18,682	592
DiamondRock Hospitality Co. REIT	55,165	502
Douglas Emmett, Inc. REIT	59,327	1,369
Duke Realty Corp. REIT	118,163	2,904
Equity Lifestyle Properties, Inc. REIT (b)	33,646	1,784
Equity One, Inc. REIT	2,512	51
Equity Residential REIT	216,909	9,633
Federal Realty Investment Trust REIT	48,877	4,184
Forest City Enterprises, Inc., Class A	155,000	4,754
General Growth Properties, Inc. REIT	130,105	1,965
HCP, Inc. REIT	74,229	2,979
Healthcare Realty Trust, Inc. REIT	141,309	4,119
Hersha Hospitality Trust REIT	6,857	51
Highwoods Properties, Inc. REIT	11,145	396
Host Hotels & Resorts, Inc. REIT	452,600	6,015
Kilroy Realty Corp. REIT	39,975	1,910
LaSalle Hotel Properties REIT	14,180	331
Liberty Property Trust REIT	114,145	4,298
Macerich Co. (The) REIT	39,684	2,526
Mack-Cali Realty Corp. REIT	95,892	3,248
Morgans Hotel Group Co. (b)	12,560	137
National Health Investors, Inc. REIT	15,885	543
Parkway Properties, Inc. REIT	3,187	121
Plum Creek Timber Co., Inc. REIT	18,810	938
Post Properties, Inc. REIT	96,239	2,692
Prologis REIT	113,685	4,692
PS Business Parks, Inc. REIT	21,238	1,223
Public Storage REIT	37,016	3,665
Ramco-Gershenson Properties Trust REIT	12,500	280
Regency Centers Corp. REIT	94,300	6,289
Senior Housing Properties Trust REIT	114,013	2,717
Simon Property Group, Inc. REIT	133,515	12,951
SL Green Realty Corp. REIT	7,970	516
Sovran Self Storage, Inc. REIT	21,950	981
Starwood Hotels & Resorts Worldwide, Inc.	267,661	7,532
Strategic Hotels & Resorts, Inc. REIT	133,278	1,006
Taubman Centers, Inc. REIT	19,475	974
Ventas, Inc. REIT	3,433	170
Vornado Realty Trust REIT	52,359	4,762
Weingarten Realty Investors REIT	4,220	151
		142,431
Total Common Stocks (Cost $418,520)		339,244

Short-Term Investments (7.2%)
Securities held as Collateral on Loaned Securities (2.7%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (c)	8,620,353	8,620

	Face Amount
	(000)
Short-Term Debt (0.3%)
Bancaja,
2.96%, 11/12/08 (d)	$184	184
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	810	810
		994
		9,614

	Shares
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (c)	16,184,402	16,184
Total Short-Term Investments (Cost $25,798)		25,798
Total Investments (101.9%) (Cost $444,318) — Including $9,083 of Securities Loaned +(e)		365,042
Liabilities in Excess of Other Assets (-1.9%)		(6,903)
Net Assets (100%)		$358,139

(a)

All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $9,083,000. This was secured by collateral of $9,614,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)	Non-income producing security.

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $10,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $283,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $178,471,000 and $160,355,000, respectively.

(d)	Variable/Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008
(e)

The approximate market value and percentage of total investments, $195,002,000 and 53.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Face Amount/Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $444,318,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $79,276,000 of which $5,115,000 related to appreciated securities and $84,391,000 related to depreciated securities.

AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— United States Dollar
CVA	— Certificaten Van Aandelen
REIT	— Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	61	$86	10/1/08	CHF	97	$86	$ —@
EUR	35	49	10/1/08	CHF	55	49	—@
EUR	24	33	10/2/08	CHF	37	33	—@
EUR	44	62	10/1/08	GBP	35	63	1
EUR	232	327	10/2/08	GBP	183	325	(2)
EUR	80	113	10/1/08	SEK	774	112	(1)
EUR	8	11	10/2/08	SEK	78	11	—@
EUR	100	141	10/1/08	USD	142	142	1
USD	540	540	10/1/08	AUD	650	513	(27)
USD	480	480	10/2/08	AUD	600	474	(6)
USD	33	33	10/2/08	HKD	255	33	—@
USD	68	68	10/1/08	JPY	7,190	68	—@
		$1,943				$1,909	$(34)

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Global Value Equity Portfolio

		Value
	Shares	(000)
Common Stocks (99.1%)
Australia (2.6%)
Boral Ltd.	70,470	$353
Foster’s Group Ltd.	92,886	406
Goodman Fielder Ltd.	802,867	899
		1,658
France (6.8%)
BNP Paribas	14,159	1,361
Lafarge S.A.	10,722	1,131
Sanofi-Aventis S.A.	11,960	786
Total S.A.	19,104	1,153
		4,431
Germany (2.6%)
Bayerische Motoren Werke AG	16,211	632
Daimler AG	17,806	900
Qimonda AG ADR (a)	158,876	135
		1,667
Ireland (1.1%)
Kerry Group plc, Class A	23,238	681

Italy (2.7%)
ENI S.p.A.	28,651	756
Intesa Sanpaolo S.p.A.	184,696	1,008
		1,764
Japan (13.9%)
Astellas Pharma, Inc.	15,400	647
Canon, Inc.	23,500	879
Kao Corp.	46,000	1,232
Keihin Corp.	74,200	871
Kuraray Co., Ltd.	36,000	355
Mitsui Sumitomo Insurance Group Holdings, Inc.	23,600	798
Nissan Motor Co., Ltd.	95,300	639
Sankyo Co., Ltd.	24,700	1,260
Sumitomo Electric Industries Ltd.	66,300	721
Taiheiyo Cement Corp.	323,000	473
Takeda Pharmaceutical Co., Ltd.	22,400	1,128
		9,003
Netherlands (4.6%)
Aegon N.V.	78,516	702
Unilever N.V. CVA	47,877	1,352
Wolters Kluwer N.V.	44,099	899
		2,953
Norway (1.3%)
StatoilHydro ASA	35,832	854

Singapore (0.9%)
ComfortDelgro Corp., Ltd.	568,000	594

South Korea (0.8%)
SK Telecom Co., Ltd. ADR	27,209	512

Spain (4.0%)
Banco Bilbao Vizcaya Argentaria S.A.	60,207	976
Telefonica S.A.	68,666	1,642
		2,618
Sweden (1.2%)
Telefonaktiebolaget LM Ericsson, Class B	83,317	785

Switzerland (3.1%)
Novartis AG (Registered)	32,633	1,707
UBS AG (Registered) (a)	18,026	312
		2,019
Taiwan (1.1%)
Chunghwa Telecom Co., Ltd. ADR (a)	29,267	693

United Kingdom (17.7%)
Barclays plc	208,636	1,268
Cadbury plc	119,562	1,204
Imperial Tobacco Group plc	68,075	2,187
Old Mutual plc	320,636	448
Premier Foods plc	297,323	400
Reed Elsevier plc	54,663	542
Rolls-Royce Group plc (a)	115,629	694
Royal Bank of Scotland Group plc	190,438	631
Royal Dutch Shell plc ADR	19,323	1,140
Vodafone Group plc	455,992	1,007
Wm Morrison Supermarkets plc	197,523	917
WPP Group plc	127,659	1,036
		11,474
United States (34.7%)
American Capital Ltd.	50,606	1,291
American Electric Power Co., Inc.	10,718	397
Arrow Electronics, Inc. (a)	25,650	673
AT&T, Inc.	17,089	477
Bank of New York Mellon Corp. (The)	42,826	1,395
Chevron Corp.	11,208	924
Citigroup, Inc.	32,959	676
Covidien Ltd.	15,828	851
Dominion Resources, Inc.	17,051	729
Dr. Pepper Snapple Group, Inc. (a)	22,418	594
EMC Corp. (a)	62,219	744
Hewlett-Packard Co.	21,669	1,002
Illinois Tool Works, Inc.	17,187	764
International Business Machines Corp.	12,610	1,475
Marathon Oil Corp.	22,586	900
Marsh & McLennan Cos., Inc.	43,463	1,380
Peabody Energy Corp.	8,460	381
Philip Morris International, Inc.	46,817	2,252
Schering-Plough Corp.	33,785	624
Tyco International Ltd.	27,185	952
UnitedHealth Group, Inc.	50,124	1,273
Verizon Communications, Inc.	33,620	1,079
Viacom, Inc., Class B (a)	9,575	238

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

		Value
	Shares	(000)
United States (cont’d)
Wyeth	38,729	$1,431
		22,502
Total Common Stocks (Cost $71,453)		64,208

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio — Institutional Class (Cost $353) (b)	352,670	353
Total Investments (99.6%) (Cost $71,806) +(c)		64,561
Other Assets in Excess of Liabilities (0.4%)		260
Net Assets (100%)		$64,821

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $16,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $29,458,000 and $29,882,000, respectively.

(c)

The approximate market value and percentage of total investments, $39,226,000 and 60.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $71,806,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $7,245,000 of which $4,216,000 related to appreciated securities and $11,461,000 related to depreciated securities.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	1,525	$2,154	12/1/08	USD	2,215	$2,215	$61
GBP	2,040	3,636	12/12/08	USD	3,562	3,562	(74)
		$5,790				$5,777	$(13)

EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

High Yield Portfolio

		Face Amount	Value
		(000)	(000)
Fixed Income Securities (85.1%)
Broadcasting (0.8%)
Lin Television Corp.,
6.50%, 5/15/13(a)		$225	$177
Univision Communications, Inc. PIK,
9.75%, 3/15/15(a)(b)		175	82
			259
Cable (4.0%)
Cablevision Systems Corp.,
7.13%, 4/1/09(c)		360	357
Charter Communications Holdings I LLC/ Charter Communications Holdings I Capital Corp.,
11.00%, 10/1/15(a)		211	140
Charter Communications Holdings II LLC/ Charter Communications Holdings I Capital Corp.,
10.25%, 10/1/13(b)		117	98
CSC Holdings, Inc.,
8.50%, 6/15/15(b)		90	84
DirecTV Holdings LLC/Direct TV Financing Co.,
6.38%, 6/15/15		30	26
7.63%, 5/15/16(b)		315	287
Echostar DBS Corp.,
6.38%, 10/1/11		315	291
PanAmSat Corp.,
9.00%, 8/15/14(d)(e)		52	46
Virgin Media Finance plc,
8.75%, 4/15/14		60	51
			1,380
Chemicals (4.7%)
Berry Plastics Holding Corp.,
8.88%, 9/15/14		375	294
10.25%, 3/1/16(a)		130	87
Innophos Holdings, Inc.,
9.50%, 4/15/12(b)		150	152
Innophos, Inc.,
8.88%, 8/15/14		235	236
Koppers Holdings, Inc.,
Zero Coupon, 11/15/14(f)		210	189
Koppers, Inc.,
9.88%, 10/15/13		160	166
Nalco Co.,
7.75%, 11/15/11		135	133
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	105	134
Terra Capital, Inc.,
7.00%, 2/1/17		$270	258
			1,649
Collateralized Mortgage Obligations - Non Agency Collateral Series (0.2%)
American Home Mortgage Assets,
3.51%, 6/25/47(c)(e)		113	17
3.52%, 10/25/46(c)(e)		117	20
Bear Stearns Structured Products, Inc.,
IO
0.01%, 6/26/36 - 1/27/37(b)(d)(e)		5,706	1
0.16%, 1/27/37(b)(d)(e)		3,159	—@
0.18%, 1/27/37(b)(d)(e)		3,375	—@
2.02%, 4/25/37(b)(d)(e)		3,887	1
Countrywide Alternative Loan Trust,
0.41%, 2/25/47(d)(e)		2,373	—@
3.47%, 3/20/47(c)(e)		113	25
3.73%, 10/25/46(c)(d)(e)		150	2
3.91%, 2/25/36(c)(d)(e)		99	3
IO
0.18%, 5/25/47(b)(d)(e)		2,305	—@
Harborview Mortgage Loan Trust,
3.03%, 8/21/36(c)(d)(e)		150	2
3.18%, 1/19/36(c)(d)(e)		148	5
Lehman XS Trust,
4.21%, 3/25/47(c)(d)(e)		200	3
Residential Accredit Loans, Inc.,
0.68%, 3/25/47(c)(d)(e)		1,915	—@
0.76%, 5/25/47(c)(d)(e)		3,021	—@
			79
Consumer Products (1.3%)
Jarden Corp.,
7.50%, 5/1/17(a)		325	272
Oxford Industries, Inc.,
8.88%, 6/1/11		205	186
			458
Diversified Media (2.9%)
CanWest MediaWorks, Inc.,
8.00%, 9/15/12(a)		438	368
Dex Media West LLC/Dex Media Finance Co.,
9.88%, 8/15/13		219	136
Idearc, Inc.,
8.00%, 11/15/16		705	196
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14		130	108
Valassis Communications, Inc.,
8.25%, 3/1/15		270	188
			996
Energy (6.7%)
Chaparral Energy, Inc.,
8.50%, 12/1/15		400	318
8.88%, 2/1/17		60	48
Chesapeake Energy Corp.,
6.63%, 1/15/16(a)		150	135
7.50%, 9/15/13		115	112
Cie Generale de Geophysique-Veritas S.A.,
7.50%, 5/15/15		185	178
Cimarex Energy Co.,
7.13%, 5/1/17		85	79
Gaz Capital S.A.,
6.51%, 3/7/22(b)		100	72
Helix Energy Solutions Group, Inc.,
9.50%, 1/15/16(b)		225	211
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15(b)		470	407
Knight, Inc.,
6.50%, 9/1/12		91	86
Massey Energy Co.,
6.88%, 12/15/13		410	373
Newfield Exploration Co.,
7.13%, 5/15/18		55	48

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face Amount	Value
	(000)	(000)
Energy (cont’d)
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14	$270	$266
		2,333
Financial (2.1%)
Alfa MTN Invest Ltd.,
9.25%, 6/24/13(b)	130	116
Capmark Financial Group, Inc.,
5.88%, 5/10/12	675	337
6.30%, 5/10/17	30	12
GrafTech Finance, Inc.,
10.25%, 2/15/12	12	13
ProLogis,
6.63%, 5/15/18	50	43
Realogy Corp.,
10.50%, 4/15/14	275	122
Residential Capital LLC,
8.13%, 11/21/08	65	55
8.50%, 5/15/10(b)	12	7
9.63%, 5/15/15(b)	158	39
		744
Food & Drug (1.6%)
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16(b)	95	95
CA FM Lease Trust,
8.50%, 7/15/17(b)	156	175
SUPERVALU, Inc.,
7.50%, 5/15/12 - 11/15/14	290	283
		553
Food & Tobacco (2.5%)
Constellations Brands, Inc.,
7.25%, 5/15/17	185	171
Michael Foods, Inc.,
8.00%, 11/15/13	230	224
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	430	269
Smithfield Foods, Inc.,
7.00%, 8/1/11	245	215
		879
Forest Products (4.8%)
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	360	356
Georgia-Pacific LLC,
7.13%, 1/15/17(b)	305	274
Glatfelter,
7.13%, 5/1/16	95	92
Graham Packaging Co., Inc.,
8.50%, 10/15/12	85	79
9.88%, 10/15/14(a)	300	262
Graphic Packaging International, Inc.,
9.50%, 8/15/13(a)	400	364
Westlake Chemical Corp.,
6.63%, 1/15/16	265	227
		1,654
Gaming & Leisure (5.5%)
Harrah’s Operating Co., Inc,
5.38%, 12/15/13(a)	695	226
Host Hotels & Resorts LP,
6.38%, 3/15/15	330	270
7.13%, 11/1/13	255	228
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14(a)	660	445
Las Vegas Sands Corp.,
6.38%, 2/15/15(a)	460	354
MGM Mirage,
6.00%, 10/1/09	190	179
Station Casinos, Inc.,
6.00%, 4/1/12(a)	405	229
		1,931
Health Care (10.8%)
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	175	167
DaVita, Inc.,
6.63%, 3/15/13	275	263
Fisher Scientific International, Inc.,
6.13%, 7/1/15	265	256
FMC Finance III S.A.,
6.88%, 7/15/17	275	266
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11	250	254
HCA, Inc.,
5.75%, 3/15/14	225	177
6.25%, 2/15/13	160	134
6.50%, 2/15/16	190	152
8.70%, 2/10/10	160	163
8.75%, 9/1/10	48	47
9.13%, 11/15/14	90	88
Invacare Corp.,
9.75%, 2/15/15	60	60
LVB Acquisition Merger Sub, Inc. PIK,
10.38%, 10/15/17	120	119
Medco Health Solutions, Inc.,
7.13%, 3/15/18	135	137
National Mentor Holdings, Inc.,
11.25%, 7/1/14	235	236
Omnicare, Inc.,
6.75%, 12/15/13	295	269
6.88%, 12/15/15	90	81
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	195	187
Tenet Healthcare Corp.,
7.38%, 2/1/13	460	421
9.88%, 7/1/14	105	103
Warner Chilcott Corp.,
8.75%, 2/1/15	191	189
		3,769
Housing (2.1%)
Interface, Inc.,
9.50%, 2/1/14	350	355
10.38%, 2/1/10	95	98
Nortek, Inc.,
8.50%, 9/1/14	430	247

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face Amount	Value
		(000)	(000)
Housing (cont’d)
Pulte Homes, Inc.,
6.38%, 5/15/33		$35	$26
			726
Information Technology (3.8%)
Freescale Semiconductor, Inc.,
8.88%, 12/15/14		360	250
Iron Mountain, Inc.,
8.63%, 4/1/13		360	356
KLA-Tencor Corp.,
6.90%, 5/1/18		200	186
Lender Processing Services, Inc.,
8.13%, 7/1/16(b)		25	25
NXP B.V./NXP Funding LLC,
7.88%, 10/15/14		130	88
SunGard Data Systems, Inc.,
9.13%, 8/15/13		280	253
Vangent, Inc.,
9.63%, 2/15/15		195	160
			1,318
Manufacturing (2.5%)
Baldor Electric Co.,
8.63%, 2/15/17(a)		105	101
Johnsondiversey, Inc.,
9.63%, 5/15/12		356	397
Propex, Inc.,
10.00%, 12/1/12(g)		280	3
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14		405	383
			884
Metals (2.2%)
Evraz Group S.A.,
9.50%, 4/24/18(a)(b)		200	145
Foundation PA Coal Co.,
7.25%, 8/1/14		105	102
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17		200	197
Novelis, Inc.,
7.25%, 2/15/15		385	337
			781
Retail (1.7%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12		260	254
Phillips-Van Heusen Corp.,
7.25%, 2/15/11		225	222
Rite Aid Corp.,
8.63%, 3/1/15		230	122
			598
Services (0.9%)
Aramark Corp.,
5.00%, 6/1/12		150	127
6.30%, 2/1/15(c)		20	17
8.50%, 2/1/15(a)		75	71
Expedia, Inc.,
8.50%, 7/1/16(b)		115	104
			319
Sovereign (0.6%)
Mexican Bonos,
9.50%, 12/18/14	MXN	2,095	202

Telecommunications (6.2%)
Exodus Communications, Inc.,
11.63%, 7/15/10(d)(e)(g)		$429
Frontier Communications Corp.,
6.25%, 1/15/13		115	108
7.13%, 3/15/19		235	188
Intelsat Corp.,
9.25%, 6/15/16(b)		310	287
Nordic Telephone Co. Holdings A.p.S.,
8.88%, 5/1/16(b)		110	101
Nortel Networks Ltd.,
10.75%, 7/15/16(b)		365	225
Qwest Corp.,
5.63%, 11/15/08		100	99
Rhythms NetConnections, Inc.,
14.00%, 2/15/10(d)(e)(g)		481	—
Sprint Capital Corp.,
6.90%, 5/1/19		340	264
Sprint Nextel Corp.,
6.00%, 12/1/16		320	247
TDC AS,
6.50%, 4/19/12	EUR	90	122
Wind Acquisition Finance S.A.,
10.75%, 12/1/15(b)		$310	305
Windstream Corp.,
8.13%, 8/1/13		105	100
XM Satellite Radio Holdings, Inc.,
13.00%, 8/1/14(b)		210	125
			2,171
Transportation (4.8%)
ArvinMeritor, Inc.,
8.75%, 3/1/12		210	177
Ford Motor Credit Co. LLC,
7.00%, 10/1/13		540	332
7.25%, 10/25/11		700	446
General Motors Acceptance Corp. LLC,
6.75%, 12/1/14		445	171
6.88%, 9/15/11		545	243
General Motors Corp.,
8.38%, 7/15/33(a)		185	75
Penske Auto Group, Inc.,
7.75%, 12/15/16		210	151
Sonic Automotive, Inc.,
8.63%, 8/15/13		125	86
			1,681
Utilities (10.1%)
AES Corp. (The),
7.75%, 3/1/14		240	225
8.00%, 6/1/20(b)		475	418
Dynegy Holdings, Inc.,
7.75%, 6/1/19		240	193
Equitable Resources, Inc.,
6.50%, 4/1/18		110	105
Intergen N.V.,
9.00%, 6/30/17(b)		250	251

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face Amount	Value
	(000)	(000)
Utilities (cont’d)
Ipalco Enterprises, Inc.,
8.63%, 11/14/11	$85	$86
Israel Electric Corp. Ltd.,
7.25%, 1/15/19(b)	200	201
NRG Energy, Inc.,
7.38%, 1/15/17	400	365
Ormat Funding Corp.,
8.25%, 12/30/20	411	374
Reliant Energy, Inc.,
7.88%, 6/15/17(a)	230	171
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15(b)	600	545
Williams Cos., Inc.,
7.88%, 9/1/21	590	591
		3,525
Wireless Communications (2.3%)
American Tower Corp.,
7.13%, 10/15/12	240	238
7.50%, 5/1/12	230	228
Nextel Communications, Inc.,
6.88%, 10/31/13	200	136
Sirius XM Radio, Inc.,
9.63%, 8/1/13	140	75
VIP Finance Ireland Ltd. for OJSC Vimpel Communications,
9.13%, 4/30/18(b)	165	128
		805
Total Fixed Income Securities (Cost $37,504)		29,694
Bank Loans (1.2%)(h)

Energy (0.6%)
Sandridge Energy, Inc. PIK
8.63%, 4/1/15(b)	245	221

Information Technology (0.6%)
First Data Corp.
5.93%, 9/24/14	104	89
5.95%, 9/24/14	105	90
6.51%, 9/24/14	14	12
		191
Total Bank Loans (Cost $462)		412

	Shares
Common Stocks (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc. (a)(i)	284	— @
Viatel Holding Bermuda Ltd. (i)	1	— @
		— @
Utilities (0.0%)
PNM Resources, Inc.	60	1
SW Acquistion LP (d)(e)(i)	1	$—
		1
Total Common Stocks (Cost $521)		1

Preferred Stocks (0.0%)
Finance (0.0%)
Fannie Mae (Convertible)
8.75% (Cost $48)(i)	$1	$2

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A,
expiring 1/16/10 (i)	570	— @
XO Holdings, Inc., Series B,
expiring 1/16/10 (i)	426	— @
XO Holdings, Inc., Series C,
expiring 1/16/10 (i)	426	— @
Total Warrants (Cost $–)		— @

Shares
Short-Term Investments (21.9%)
Securities held as Collateral on Loaned Securities (9.6%)
Investment Company (8.6%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio — Institutional Class (j)	2,991,093	2,991

	Face Amount
	(000)
Short-Term Debt (1.0%)
Bancaja,
2.96%, 11/12/08 (c)	$64	64
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	281	281
		345
		3,336

Shares
Investment Company (11.9%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio — Institutional Class (j)	4,146,392	4,146

	Face Amount
	(000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill,
0.17%, 10/9/08(k)	$175	175
Total Short-Term Investments (Cost $7,657)		7,657
Total Investments (108.2%) (Cost $46,192) — Including $3,069 of Securities Loaned +		37,766
Liabilities in Excess of Other Assets (-8.2%)		(2,873)
Net Assets (100%)		$34,893

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

(a)

All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $3,069,000. This was secured by collateral of $3,336,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on September 30, 2008.
(d)	Security has been deemed illiquid at September 30, 2008.
(e)	Securities were valued at fair value — At September 30, 2008, the Portfolio held approximately $125,000 of fair valued securities, representing 0.4% of net assets.
(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.
(g)	Issuer is in default.
(h)

Remaining maturities of bank loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such payments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Bank loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(i)	Non-income producing security.
(j)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $56,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $24,835,000 and $18,425,000, respectively.

(k)	Rate shown is the yield to maturity at September 30, 2008.
@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $46,192,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $8,426,000 of which $129,000 related to appreciated securities and $8,555,000 related to depreciated securities.

IO	Interest Only
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	244	$345	10/31/08	USD	379	$379	$34
EUR	59	83	10/31/08	USD	91	91	8
		$428				$470	$42

EUR	—	Euro
MXN	—	Mexican Peso
USD	—	United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

High Yield Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$220	1.57%	3/20/18	$(4)
Goodrich Corp., 7.63%, 12/15/12	Buy	160	0.70	3/20/13	(2)
Goodrich Corp., 7.63%, 12/15/12	Buy	110	0.82	3/20/18	(2)
Pactiv Corp., 8.13%, 6/15/17	Buy	125	1.38	3/20/13	(2)
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	190	2.90	3/20/13	(4)
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	245	1.00	3/20/15	(5)
Pactiv Corp., 8.13%, 6/15/17	Buy	325	1.35	3/20/13	(5)
Deutsche Bank
Pactiv Corp., 8.13%, 6/15/17	Buy	120	1.34	3/20/13	(2)
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	70	0.50	3/20/18	— @
American Standard, Inc., 7.63%, 2/15/10	Buy	35	0.60	3/20/18	— @
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	325	2.20	6/20/13	— @
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	380	0.59	3/20/13	(2)
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9	Sell	210	1.40	12/20/12	(5)
Eaton Corp., 7.65%, 11/15/29	Buy	570	0.97	3/20/18	8
Goodrich Corp., 7.63%, 12/15/12	Buy	110	0.47	3/20/18	1
Prologis, 5.50%, 3/1/13	Buy	105	2.97	6/20/13	7
Sealed Air Corp., 5.63%, 7/15/13	Buy	70	1.24	3/20/18	3
JPMorgan Chase
Interpublic Group of Cos., Inc.	Buy	115	3.60	9/20/13	5
Nordstrom, Inc., 6.95%, 3/15/28	Buy	125	1.15	3/20/18	4
Nordstrom, Inc., 6.95%, 3/15/28	Buy	75	1.07	3/20/18	3
SLM Corp., 5.13%, 8/27/12	Buy	110	4.95	3/20/13	(29)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	120	1.60	3/20/18	(2)
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9	Sell	220	1.40	12/20/12	(1)
SLM Corp., 5.13%, 8/27/12	Buy	110	5.00	3/20/13	(28)
Walt Disney Co. (The), 5.63%, 9/15/16	Buy	545	0.77	3/20/13	(8)
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	130	0.50	3/20/13	— @
American Standard, Inc., 7.63%, 2/15/10	Buy	85	0.60	3/20/18	— @
Dow Jones CDX North America High Yield, Series 10	Sell	490	5.00	6/20/13	(32)
Dow Jones CDX North America High Yield, Series 10	Sell	2,000	5.00	6/20/13	(75)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	60	1.73	3/20/18	1
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	90	1.78	3/20/13	— @
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	300	2.90	3/20/13	(6)
					$(182)

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

International Growth Equity Portfolio

		Value
	Shares	(000)
Common Stocks (87.6%)
Australia (2.6%)
BHP Billiton Ltd.	80,859	$2,077
CSL Ltd.	57,116	1,721
		3,798
Austria (3.8%)
Andritz AG	38,224	1,643
Erste Group Bank AG	40,195	2,026
Vienna Insurance Group	37,589	1,896
		5,565
Canada (2.9%)
EnCana Corp.	25,600	1,635
Petrobank Energy & Resources Ltd. (a)	34,950	1,325
Research In Motion Ltd. (a)	19,125	1,306
		4,266
Denmark (1.1%)
Vestas Wind Systems A/S (a)	19,018	1,656
Egypt (1.1%)
Orascom Construction Industries GDR	13,537	1,566
Finland (3.4%)
Fortum Oyj	78,690	2,655
Kone Oyj, Class B	85,924	2,352
		5,007
France (8.4%)
ArcelorMittal	24,662	1,235
AXA S.A.	77,969	2,556
BNP Paribas	22,669	2,179
Essilor International S.A.	37,671	1,884
LVMH Moet Hennessy Louis Vuitton S.A.	16,606	1,466
Total S.A.	51,211	3,090
		12,410
Germany (8.7%)
Adidas AG	33,185	1,782
Bayer AG	28,780	2,101
E.ON AG	68,665	3,477
Linde AG	15,158	1,626
SAP AG	37,913	2,036
SGL Carbon AG (a)	46,554	1,815
		12,837
Greece (2.8%)
Coca-Cola Hellenic Bottling Co. S.A.	87,906	1,903
National Bank of Greece S.A.	52,495	2,158
		4,061
Hong Kong (4.7%)
Bank of East Asia Ltd.	426,600	1,331
China Resources Power Holdings Co.	718,000	1,554
CNOOC Ltd.	1,438,900	1,651
Esprit Holdings Ltd.	187,500	1,152
Parkson Retail Group Ltd.	1,125,000	1,257
		6,945
India (1.2%)
Bharti Airtel Ltd. (a)	107,576	1,830

Indonesia (0.6%)
Bumi Resources Tbk PT	2,617,500	866

Israel (1.6%)
Teva Pharmaceutical Industries Ltd. ADR (b)	52,400	2,399

Japan (11.5%)
Canon, Inc.	45,200	1,690
Daikin Industries Ltd.	50,200	1,704
Komatsu Ltd.	86,700	1,403
Mitsubishi Estate Co., Ltd.	78,000	1,533
Nikon Corp.	60,000	1,426
Nippon Electric Glass Co., Ltd.	120,000	1,085
Sanyo Electric Co., Ltd. (a)	990,000	1,718
Shin-Etsu Chemical Co., Ltd.	27,900	1,328
Sony Corp.	40,800	1,262
Stanley Electric Co., Ltd.	96,100	1,405
Terumo Corp.	45,900	2,364
		16,918
Luxembourg (1.0%)
Millicom International Cellular S.A.	22,250	1,528

Mexico (2.4%)
America Movil S.A.B. de C.V., Class L ADR	37,750	1,750
Wal-Mart de Mexico S.A.B de C.V. ADR	49,725	1,733
		3,483
Netherlands (1.0%)
Reed Elsevier N.V.	99,559	1,484
Norway (2.0%)
Storebrand ASA	260,701	1,547
Telenor ASA	117,551	1,445
		2,992
Portugal (1.4%)
Banco Espirito Santo S.A. (Registered)	160,598	1,993

Singapore (2.4%)
DBS Group Holdings Ltd.	175,000	2,069
Keppel Corp. Ltd.	264,000	1,466
		3,535
Spain (1.1%)
Banco Santander S.A.	106,192	1,608

Switzerland (7.6%)
ABB Ltd. (Registered) (a)	116,824	2,241
EFG International AG	60,361	1,742
Nestle S.A. (Registered)	76,943	3,328
Roche Holding AG (Genusschein)	10,754	1,676
SGS S.A. (Registered)	1,805	2,121
		11,108
Taiwan (1.1%)
Delta Electronics, Inc.	646,060	1,677

United Kingdom (13.2%)
Capita Group plc (The)	156,157	1,941
G4S plc	460,909	1,663
HSBC Holdings plc	141,051	2,284
Man Group plc	167,247	1,026
Prudential plc	195,792	1,802
Reckitt Benckiser Group plc	46,696	2,261

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
SABMiller plc	84,402	$1,649
Smith & Nephew plc	218,806	2,306
Standard Chartered plc	70,662	1,716
Tesco plc	400,878	2,788
		19,436
Total Common Stocks (Cost $164,308)		128,968

No. of
Warrants
Warrant (0.6%)
First Gulf Bank PJSC, expires 9/27/10 (Cost $1,505) (a)	202,510	875

Shares
Short-Term Investments (2.4%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio — Institutional Class (c)	57,176	57

	Face Amount
	(000)
Short-Term Debt (0.0%)
Bancaja,
2.96%, 11/12/08 (d)	$1	1
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	6	6
		7
		64

	Shares
Investment Company (2.4%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio — Institutional Class (c)	3,508,807	3,509
Total Short-Term Investments (Cost $3,573)		3,573
Total Investments (90.6%) (Cost $169,386) — Including $66 of Securities Loaned +(e)		133,416
Other Assets in Excess of Liabilities (9.4%)		13,841
Net Assets (100%)		$147,257

(a)	Non-income producing security.
(b)

All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $66,000. This was secured by collateral of $64,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $79,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $107,215,000 and $106,440,000, respectively.

(d)	Variable/Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008
(e)

The approximate market value and percentage of total investments, $116,658,000 and 87.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $169,386,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $35,970,000 of which $160,000 related to appreciated securities and $36,130,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

International Magnum Portfolio

		Value
	Shares	(000)
Common Stocks (98.3%)
Australia (3.8%)
Australia & New Zealand Banking Group Ltd.	16,640	$257
BHP Billiton Ltd.	62,459	1,605
CSL Ltd.	26,663	803
QBE Insurance Group Ltd.	18,750	405
Rio Tinto Ltd.	9,630	663
Tatts Group Ltd.	118,000	223
Wesfarmers Ltd.	16,031	365
Westpac Banking Corp.	18,650	330
		4,651
Austria (2.5%)
Andritz AG	17,844	767
Erste Group Bank AG	18,764	946
Telekom Austria AG	27,078	477
Vienna Insurance Group	17,547	885
		3,075
Belgium (0.5%)
Umicore	17,422	541

Canada (1.6%)
EnCana Corp.	11,950	763
Petrobank Energy & Resources Ltd. (a)	16,300	618
Research In Motion Ltd. (a)	8,900	608
		1,989
Denmark (0.6%)
Vestas Wind Systems A/S (a)	8,878	773

Egypt (0.6%)
Orascom Construction Industries GDR	6,303	732

Finland (1.9%)
Fortum Oyj	36,734	1,240
Kone Oyj, Class B	40,111	1,098
		2,338
France (7.8%)
ArcelorMittal	11,512	576
AXA S.A.	36,397	1,193
BNP Paribas	22,892	2,201
Electricite de France	10,148	735
Essilor International S.A.	17,586	880
GDF Suez S.A.	20,014	1,047
LVMH Moet Hennessy Louis Vuitton S.A.	7,752	685
Schneider Electric S.A.	8,131	705
Total S.A.	23,906	1,442
		9,464
Germany (9.3%)
Adidas AG	15,491	832
Allianz SE (Registered)	6,311	868
Bayer AG	25,952	1,894
Commerzbank AG	24,146	361
Deutsche Post AG (Registered)	29,061	613
E.ON AG	32,054	1,623
Linde AG	7,076	759
MAN AG	6,452	434
Muenchener Rueckversicherungs AG (Registered)	5,765	870
SAP AG	17,698	950
SGL Carbon AG (a)	21,732	848
Siemens AG (Registered)	12,639	1,186
		11,238
Greece (2.2%)
Coca-Cola Hellenic Bottling Co. S.A.	41,036	888
National Bank of Greece S.A.	44,022	1,810
		2,698
Hong Kong (3.8%)
Bank of East Asia Ltd.	199,200	621
Cheung Kong Holdings Ltd.	25,000	284
China Resources Power Holdings Co.	336,000	727
CNOOC Ltd.	672,000	771
Esprit Holdings Ltd.	119,100	732
Great Eagle Holdings Ltd.	106,000	233
Hang Seng Bank Ltd.	7,500	140
MTR Corp., Ltd.	122,000	360
New World Development Ltd.	138,000	154
Parkson Retail Group Ltd.	525,000	587
Sun Hung Kai Properties Ltd.	3,000	31
		4,640
India (0.7%)
Bharti Airtel Ltd. (a)	50,219	854

Indonesia (0.3%)
Bumi Resources Tbk PT	1,222,000	404

Israel (0.9%)
Teva Pharmaceutical Industries Ltd. ADR	24,500	1,122

Italy (1.5%)
ENI S.p.A.	45,105	1,190
UniCredit S.p.A.	152,342	563
		1,753
Japan (18.2%)
Amada Co., Ltd.	28,000	154
Astellas Pharma, Inc.	9,000	378
Canon, Inc.	32,600	1,219
Casio Computer Co., Ltd.	17,700	166
Dai Nippon Printing Co., Ltd.	15,000	203
Daicel Chemical Industries Ltd.	39,000	177
Daifuku Co., Ltd.	19,000	119
Daiichi Sankyo Co., Ltd.	13,800	352
Daikin Industries Ltd.	33,600	1,141
Denki Kagaku Kogyo KK	59,000	155
East Japan Railway Co.	37	276
FamilyMart Co., Ltd.	7,000	296
Fuji Machine Manufacturing Co., Ltd.	5,700	68
FUJIFILM Holdings Corp.	9,600	249
Fujitec Co., Ltd.	10,000	49
Fujitsu Ltd.	57,000	318
Furukawa Electric Co., Ltd.	50,000	220
Hitachi Capital Corp.	12,400	151
Hitachi High-Technologies Corp.	6,000	119
Hitachi Ltd.	48,000	330
House Foods Corp.	7,500	110

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Kaneka Corp.	27,000	$149
Komatsu Ltd.	40,500	656
Kurita Water Industries Ltd.	7,800	182
Kyocera Corp.	4,000	303
Kyudenko Corp.	12,000	70
Lintec Corp.	8,300	135
Maeda Road Construction Co., Ltd.	7,000	45
Marubeni Corp.	33,000	149
Minebea Co., Ltd.	31,000	117
Mitsubishi Chemical Holdings Corp.	37,000	196
Mitsubishi Corp.	22,100	460
Mitsubishi Estate Co., Ltd.	36,000	707
Mitsubishi Heavy Industries Ltd.	75,000	324
Mitsui Mining & Smelting Co., Ltd.	49,000	113
Mitsumi Electric Co., Ltd.	10,600	268
Nagase & Co., Ltd.	11,000	103
NEC Corp.	73,000	310
Nifco, Inc.	8,800	154
Nikon Corp.	28,000	666
Nintendo Co., Ltd.	1,300	541
Nippon Electric Glass Co., Ltd.	56,000	506
Nippon Meat Packers, Inc.	10,000	152
Nippon Sheet Glass Co., Ltd.	33,000	170
Nippon Steel Corp.	24,000	91
Nippon Telegraph & Telephone Corp.	43	192
Nissan Motor Co., Ltd.	46,400	311
Nissha Printing Co., Ltd.	2,700	131
Nisshinbo Industries, Inc.	13,000	128
Obayashi Corp.	38,000	194
Ono Pharmaceutical Co., Ltd.	5,700	264
Panasonic Corp.	25,000	434
Ricoh Co., Ltd.	22,000	306
Rohm Co., Ltd.	3,400	187
Ryosan Co., Ltd.	6,500	134
Sanki Engineering Co., Ltd.	7,000	48
Sanwa Holdings Corp.	27,000	102
Sanyo Electric Co., Ltd. (a)	462,000	802
Sekisui Chemical Co., Ltd.	34,000	203
Sekisui House Ltd.	19,000	174
Shin-Etsu Chemical Co., Ltd.	13,000	619
Shin-Etsu Polymer Co., Ltd.	18,500	91
Sony Corp.	26,700	826
Stanley Electric Co., Ltd.	44,900	656
Suzuki Motor Corp.	13,900	258
TDK Corp.	4,800	241
Teijin Ltd.	44,000	132
Terumo Corp.	21,400	1,102
Toho Co., Ltd.	4,800	100
Tokyo Electric Power Co., Inc. (The)	4,800	118
Toshiba Corp.	73,000	315
Toyo Ink Manufacturing Co., Ltd.	26,000	77
Toyoda Gosei Co., Ltd.	3,500	59
Toyota Motor Corp.	11,300	480
Tsubakimoto Chain Co.	31,000	124
Yamaha Corp.	13,200	226
Yamaha Motor Co., Ltd.	13,500	184
		22,035
Luxembourg (0.6%)
Millicom International Cellular S.A.	10,400	714

Mexico (1.4%)
America Movil S.A.B. de C.V., Class L ADR	17,667	819
Wal-Mart de Mexico S.A.B de C.V. ADR	23,200	809
		1,628
Netherlands (1.1%)
Royal KPN N.V.	49,407	712
Wolters Kluwer N.V.	26,987	550
		1,262
Norway (1.6%)
Storebrand ASA	122,941	729
Telenor ASA	95,632	1,176
		1,905
Portugal (0.8%)
Banco Espirito Santo S.A. (Registered)	78,157	970

Singapore (2.0%)
CapitaCommercial Trust REIT	40,420	37
CapitaLand Ltd.	116,000	253
City Developments Ltd.	33,000	207
DBS Group Holdings Ltd.	82,000	969
Keppel Corp. Ltd.	123,000	683
Oversea-Chinese Banking Corp.	31,600	160
SembCorp Industries Ltd.	61,480	140
		2,449
Spain (2.4%)
Banco Bilbao Vizcaya Argentaria S.A.	54,934	891
Banco Santander S.A.	51,680	782
Telefonica S.A.	50,735	1,213
		2,886
Switzerland (10.9%)
ABB Ltd. (Registered) (a)	54,536	1,046
Compagnie Financiere Richemont S.A., Class A	17,487	777
EFG International AG	28,177	813
Nestle S.A. (Registered)	88,774	3,840
Nobel Biocare Holding AG (Registered)	14,482	485
Novartis AG (Registered)	30,150	1,577
Roche Holding AG (Genusschein)	13,599	2,120
SGS S.A. (Registered)	843	991
UBS AG (Registered) (a)	35,011	605
Zurich Financial Services AG (Registered)	3,460	959
		13,213
Taiwan (0.7%)
Delta Electronics, Inc.	301,820	784

United Kingdom (20.6%)
Anglo American plc	25,761	861
BAE Systems plc	117,244	860

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
Barclays plc	83,760	$509
BG Group plc	53,834	975
British American Tobacco plc	34,358	1,123
Capita Group plc (The)	72,897	906
G4S plc	215,161	776
GlaxoSmithKline plc	57,188	1,235
HSBC Holdings plc	171,208	2,773
Imperial Tobacco Group plc	30,716	987
Man Group plc	137,954	846
Prudential plc	156,516	1,441
Reckitt Benckiser Group plc	21,799	1,055
Reed Elsevier plc	119,213	1,182
Rolls-Royce Group plc (a)	96,630	580
Royal Dutch Shell plc, Class A	65,710	1,898
SABMiller plc	39,400	770
Smith & Nephew plc	102,142	1,077
Standard Chartered plc	32,986	801
Tesco plc	335,836	2,336
Vodafone Group plc	634,535	1,402
Wm Morrison Supermarkets plc	128,596	597
		24,990
Total Common Stocks (Cost $137,215)		119,108

Preferred Stock (0.5%)
Germany (0.5%)
Fresenius SE (Cost $622)	7,649	552

No. of
Warrants
Warrant (0.3%)
First Gulf Bank PJSC, expires 9/27/10
(Cost $720) (a)	94,535	408

	Shares
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class
(Cost $784) (b)	783,765	784
Total Investments (99.7%) (Cost $139,341) +(c)		120,852
Other Assets in Excess of Liabilities (0.3%)		343
Net Assets (100%)		$121,195

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $83,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $35,669,000 and $39,244,000, respectively.

(c)

The approximate market value and percentage of total investments, $113,883,000 and 94.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $139,341,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $18,489,000 of which $7,206,000 related to appreciated securities and $25,695,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	1,150	$906	12/11/08	USD	920	$920	$14
EUR	711	1,004	12/11/08	USD	1,003	1,003	(1)
EUR	2,248	3,175	12/11/08	USD	3,172	3,172	(3)
EUR	2,055	2,902	12/11/08	USD	2,907	2,907	5
GBP	2,092	3,729	12/11/08	USD	3,674	3,674	(55)
GBP	1,145	2,042	12/11/08	USD	2,008	2,008	(34)
GBP	3,136	5,589	12/11/08	USD	5,508	5,508	(81)
JPY	365,686	3,474	12/11/08	USD	3,423	3,423	(51)
JPY	393,790	3,740	12/11/08	USD	3,686	3,686	(54)
USD	3,026	3,026	12/11/08	AUD	3,778	2,976	(50)
USD	328	328	12/11/08	AUD	409	322	(6)
USD	84	84	12/11/08	AUD	104	82	(2)
USD	2,618	2,618	12/11/08	EUR	1,856	2,621	3
USD	4,641	4,641	12/11/08	EUR	3,284	4,638	(3)
USD	5,492	5,492	12/11/08	EUR	3,886	5,489	(3)
USD	1,175	1,175	12/11/08	GBP	669	1,193	18
USD	4,500	4,500	12/11/08	GBP	2,562	4,566	66
USD	7,093	7,093	12/11/08	GBP	4,037	7,196	103
USD	4,694	4,694	12/11/08	JPY	501,782	4,767	73
USD	172	172	12/11/08	JPY	18,385	175	3
USD	333	333	12/11/08	JPY	35,568	338	5
USD	6,261	6,261	12/11/08	JPY	667,783	6,344	83
		$66,978				$67,008	$30

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Common Stocks (90.6%)
Advertising Agencies (0.8%)
Monster Worldwide, Inc. (a)	112,241	$1,674

Air Transport (1.8%)
Expeditors International Washington, Inc.	106,821	3,722

Biotechnology Research & Production (3.5%)
Illumina, Inc. (a)	185,774	7,529

Building: Cement (3.6%)
Martin Marietta Materials, Inc.	56,147	6,287
Texas Industries, Inc.	35,142	1,436
		7,723
Casinos & Gambling (4.3%)
Penn National Gaming, Inc. (a)	30,087	799
Wynn Resorts Ltd.	100,868	8,235
		9,034
Chemicals (0.7%)
Rockwood Holdings, Inc. (a)	61,946	1,590

Computer Services Software & Systems (11.3%)
Akamai Technologies, Inc. (a)	75,668	1,320
Baidu.com ADR (a)	22,360	5,550
Equinix, Inc. (a)	29,807	2,070
IHS, Inc., Class A (a)	79,073	3,767
Salesforce.com, Inc. (a)	66,806	3,233
Tencent Holdings Ltd.	826,000	5,951
Teradata Corp. (a)	107,317	2,093
		23,984
Computer Technology (0.9%)
Alibaba.com Ltd. (a)	1,989,500	1,843

Diversified Financial Services (2.8%)
Calamos Asset Management, Inc., Class A	127,244	2,280
Forest City Enterprises, Inc., Class A	87,990	2,699
GLG Partners, Inc.	182,292	988
		5,967
Drugs & Pharmaceuticals (1.7%)
Gen-Probe, Inc. (a)	67,947	3,605

Education Services (1.1%)
Strayer Education, Inc.	11,933	2,390

Electronics: Medical Systems (1.3%)
Intuitive Surgical, Inc. (a)	11,506	2,773

Energy — Miscellaneous (10.2%)
Range Resources Corp.	56,067	2,403
Southwestern Energy Co. (a)	286,237	8,742
Ultra Petroleum Corp. (a)	188,250	10,418
		21,563
Engineering & Contracting Services (1.7%)
Aecom Technology Corp. (a)	66,057	1,614
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	76,627	1,959
		3,573
Fertilizers & Agricultural Chemicals (0.8%)
Intrepid Potash, Inc. (a)	54,436	1,641

Financial — Miscellaneous (1.8%)
Redecard S.A.	314,263	3,914

Homebuilding (2.3%)
Gafisa S.A. ADR	103,420	2,658
NVR, Inc. (a)	3,791	2,168
		4,826
Hotel/Motel (0.9%)
Choice Hotels International, Inc.	67,006	1,816

Insurance: Property & Casualty (1.3%)
Alleghany Corp. (a)	7,636	2,787

Medical & Dental Instruments & Supplies (4.1%)
Mindray Medical International Ltd. ADR	98,152	3,311
Techne Corp. (a)	74,703	5,387
		8,698
Oil: Crude Producers (0.5%)
PetroHawk Energy Corp. (a)	49,294	1,066

Pollution Control & Environmental Services (3.3%)
Covanta Holding Corp. (a)	125,220	2,998
Nalco Holding Co.	214,330	3,973
		6,971
Publishing — Miscellaneous (2.0%)
Morningstar, Inc. (a)	74,720	4,145

Radio & TV Broadcasters (2.2%)
Ascent Media Corp., Class A (a)	7,843	191
Discovery Communications, Inc., Class A (a)	78,429	1,118
Discovery Communications, Inc., Class C (a)	78,429	1,111
Grupo Televisa S.A. ADR	104,211	2,279
		4,699
Real Estate Investment Trusts (REIT) (1.7%)
Brookfield Asset Management, Inc., Class A	128,679	3,531

Restaurants (2.0%)
Starbucks Corp. (a)	290,669	4,322

Retail (5.4%)
Abercrombie & Fitch Co., Class A	80,475	3,175
Ctrip.com International Ltd. ADR	128,559	4,963
Priceline.com, Inc. (a)	49,333	3,376
		11,514
Securities Brokerage & Services (1.4%)
IntercontinentalExchange, Inc. (a)	35,717	2,882

Services: Commercial (6.1%)
Corporate Executive Board Co. (The)	81,755	2,555
Leucadia National Corp.	175,709	7,984
New Oriental Education & Technology Group ADR (a)	35,656	2,291
		12,830
Shipping (2.8%)
C.H. Robinson Worldwide, Inc.	115,548	5,888

Shoes (0.9%)
Lululemon Athletica, Inc. (a)	81,145	1,869

Textile Products (0.9%)
Mohawk Industries, Inc. (a)	29,481	1,987

Utilities: Gas Pipelines (1.3%)
Questar Corp.	67,872	2,777

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Utilities: Telecommunications (1.5%)
NII Holdings, Inc. (a)	82,625	$3,133

Wholesalers (1.7%)
Li & Fung Ltd.	1,440,000	3,517
Total Common Stocks (Cost $234,198)		191,783

Preferred Stock (0.5%)
Drugs & Pharmaceuticals (0.5%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(b)(c) (Cost $1,154)	96,207	1,154

Investment Company (0.9%)
Groupe Aeroplan, Inc. (Cost $2,683)	156,471	1,939

Short-Term Investment (7.4%)
Investment Company (7.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $15,626)(d)	15,625,965	15,626
Total Investments (99.4%) (Cost $253,661) +(e)		210,502
Other Assets in Excess of Liabilities (0.6%)		1,259
Net Assets (100%)		$211,761

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2008.
(c)	Securities were valued at fair value — At September 30, 2008, the Portfolio held approximately $1,154,000 of fair valued securities, representing 0.6% of net assets.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $202,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $70,206,000 and $64,705,000, respectively.

(e)

The approximate market value and percentage of total investments, $11,311,000 and 5.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $253,661,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $43,159,000 of which $15,065,000 related to appreciated securities and $58,224,000 related to depreciated securities.

ADR	American Depositary Receipt

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

		Value
	Shares	(000)
Common Stocks (91.6%)
Biotechnology Research & Production (4.2%)
Alnylam Pharmaceuticals, Inc. (a)	22,203	$643
Illumina, Inc. (a)	19,732	799
		1,442
Building: Cement (4.3%)
Eagle Materials, Inc.	33,570	751
Texas Industries, Inc.	18,255	746
		1,497
Casinos & Gambling (0.3%)
Lakes Entertainment, Inc. (a)	18,619	122

Communications & Media (0.6%)
CKX, Inc. (a)	32,430	200

Communications Technology (2.5%)
Gmarket, Inc. ADR (a)	17,143	398
GSI Commerce, Inc. (a)	29,717	460
		858
Computer Services Software & Systems (8.4%)
Bankrate, Inc. (a)	8,110	316
Blackboard, Inc. (a)	16,040	646
comScore, Inc. (a)	13,197	233
Forrester Research, Inc. (a)	28,240	828
Longtop Financial Technologies Ltd. ADR (a)	26,824	378
NetSuite, Inc. (a)	10,987	198
Sina Corp. (a)	8,700	306
		2,905
Education Services (7.6%)
Ambassadors Group, Inc.	25,173	400
American Public Education, Inc. (a)	12,357	597
Strayer Education, Inc.	8,145	1,631
		2,628
Electronics: Semi-Conductors/Components (0.6%)
Tessera Technologies, Inc. (a)	13,059	213

Electronics: Technology (1.1%)
Cogent Communications Group, Inc. (a)	48,714	376

Energy — Miscellaneous (2.8%)
Contango Oil & Gas Co. (a)	18,056	975

Engineering & Contracting Services (1.7%)
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	22,637	579

Finance Companies (0.3%)
Climate Exchange plc (a)	5,272	97

Financial — Miscellaneous (4.1%)
Interactive Data Corp.	16,184	408
Riskmetrics Group, Inc. (a)	51,508	1,008
		1,416
Health Care Services (1.7%)
athenahealth, Inc. (a)	17,385	578

Homebuilding (2.3%)
Brascan Residential Properties S.A.	79,474	184
Gafisa S.A. ADR	24,244	623
		807
Hotel/Motel (0.7%)
Mandarin Oriental International Ltd.	154,100	239

Insurance: Multi-Line (1.7%)
Greenlight Capital Re Ltd., Class A (a)	25,608	589

Investment Management Companies (4.1%)
Greenhill & Co., Inc.	19,076	1,407

Leisure Time (1.5%)
Aruze Corp.	21,700	472
Premier Exhibitions, Inc. (a)	22,609	41
		513
Machinery: Industrial/Specialty (1.3%)
Middleby Corp. (a)	8,483	461

Medical & Dental Instruments & Supplies (5.4%)
Cepheid, Inc. (a)	15,525	215
Techne Corp. (a)	23,134	1,668
		1,883
Oil: Crude Producers (4.4%)
Carrizo Oil & Gas, Inc. (a)	18,271	663
GMX Resources, Inc. (a)	17,816	851
		1,514
Printing & Copying Services (1.2%)
VistaPrint Ltd. (a)	13,173	433

Publishing — Miscellaneous (1.3%)
Morningstar, Inc. (a)	8,121	450

Real Estate Investment Trusts (REIT) (0.4%)
Consolidated-Tomoka Land Co.	3,252	140
FX Real Estate & Entertainment, Inc. (a)	5,607	6
		146
Restaurants (2.8%)
BJ’s Restaurants, Inc. (a)	25,691	307
P.F. Chang’s China Bistro, Inc. (a)	28,206	664
		971
Retail (7.5%)
Blue Nile, Inc. (a)	26,484	1,135
Citi Trends, Inc. (a)	21,204	346
Ctrip.com International Ltd. ADR	21,653	836
Dena Co., Ltd.	69	278
		2,595
Services: Commercial (8.2%)
Advisory Board Co. (The) (a)	27,531	831
Corporate Executive Board Co. (The)	10,345	323
CoStar Group, Inc. (a)	23,646	1,073
Information Services Group, Inc. (a)	58,514	287
MercadoLibre, Inc. (a)	15,537	316
		2,830
Shoes (2.0%)
Lululemon Athletica, Inc. (a)	30,731	708

Technology — Miscellaneous (1.2%)
Housevalues, Inc. (a)	24,745	66
iRobot Corp. (a)	17,332	257
Rediff.com India Ltd. ADR (a)	19,830	81
		404
Toys (2.3%)
Marvel Entertainment, Inc. (a)	23,824	813

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

		Value
	Shares	(000)
Transportation — Miscellaneous (0.4%)
Integrated Distribution Services Group Ltd.	116,000	$157

Utilities: Electrical (2.7%)
Brookfield Infrastructure Partners LP	60,335	949
Total Common Stocks (Cost $37,114)		31,755

Preferred Stocks (2.5%)
Biotechnology Research & Production (0.6%)
Pacific Biosciences of California, Inc. (Convertible) (a)(b)(c)	28,120	197

Diversified Financial Services (0.6%)
Ning, Inc. (Convertible) (a)(b)(c)	30,861	221

Drugs & Pharmaceuticals (1.3%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(b)(c)	36,808	441
Total Preferred Stocks (Cost $648)		859

Short-Term Investment (6.3%)
Investment Company (6.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $2,195)(d)	2,195,332	2,195
Total Investments (100.4%) (Cost $39,957) +(e)		34,809
Liabilities in Excess of Other Assets (-0.4%)		(155)
Net Assets (100%)		$34,654

(a)	Non-income producing security.
(b)	Securities were valued at fair value — At September 30, 2008, the Portfolio held approximately $859,000 of fair valued securities, representing 2.5% of net assets.
(c)	Security has been deemed illiquid at September 30, 2008.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $43,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $15,536,000 and $14,881,000, respectively.

(e)

The approximate market value and percentage of total investments, $1,243,000 and 3.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $39,957,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $5,148,000 of which $3,984,000 related to appreciated securities and $9,132,000 related to depreciated securities.

ADR	American Depositary Receipt

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

U.S. Mid Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (97.1%)
Aerospace & Defense (1.9%)
Goodrich Corp.	147,100	$6,119

Auto Components (2.0%)
Autoliv, Inc.	191,100	6,450

Automobiles (2.2%)
Harley-Davidson, Inc.	184,768	6,892

Capital Markets (5.3%)
Invesco Ltd.	414,422	8,695
Northern Trust Corp.	110,376	7,969
		16,664
Chemicals (6.2%)
International Flavors & Fragrances, Inc.	200,730	7,921
Valspar Corp.	517,930	11,545
		19,466
Commercial Banks (1.1%)
KeyCorp	305,500	3,648

Commercial Services & Supplies (5.9%)
Avery Dennison Corp.	207,300	9,221
Pitney Bowes, Inc.	284,500	9,462
		18,683
Computers & Peripherals (3.4%)
Diebold, Inc.	326,560	10,812

Diversified Consumer Services (1.0%)
Apollo Group, Inc., Class A (a)	55,925	3,316

Diversified Financial Services (2.0%)
CIT Group, Inc.	921,483	6,414

Electric Utilities (3.6%)
American Electric Power Co., Inc.	179,330	6,640
DPL, Inc.	192,970	4,786
		11,426
Electronic Equipment & Instruments (2.4%)
Flextronics International Ltd. (a)	1,061,848	7,518

Financials (2.7%)
CapitalSource, Inc. REIT	690,000	8,487

Food Products (2.8%)
ConAgra Foods, Inc.	449,660	8,750

Health Care Equipment & Supplies (3.3%)
Beckman Coulter, Inc.	145,670	10,341

Health Care Providers & Services (7.9%)
Brookdale Senior Living, Inc.	295,600	6,500
Health Management Associates, Inc., Class A (a)	1,275,500	5,306
Healthsouth Corp. (a)	719,486	13,260
		25,066
Household Durables (2.9%)
Newell Rubbermaid, Inc.	537,580	9,279

Independent Power Producers & Energy Traders (2.1%)
NRG Energy, Inc. (a)	266,600	6,598

Information Technology Services (3.8%)
Perot Systems Corp., Class A (a)	687,140	11,922

Insurance (10.8%)
ACE Ltd.	217,899	11,795
Aspen Insurance Holdings Ltd.	333,382	9,168
Marsh & McLennan Cos., Inc.	415,431	13,194
		34,157
Machinery (4.1%)
Pentair, Inc.	375,020	12,964

Multiline Retail (2.2%)
Macy’s, Inc.	385,300	6,928

Multi-Utilities (3.2%)
Wisconsin Energy Corp.	227,140	10,199

Office Electronics (3.0%)
Zebra Technologies Corp. (a)	335,800	9,352

Oil, Gas & Consumable Fuels (3.1%)
El Paso Corp.	362,570	4,626
Hess Corp.	61,510	5,049
		9,675
Paper & Forest Products (3.0%)
Domtar Corp. (a)	2,093,500	9,630

Personal Products (3.8%)
Estee Lauder Cos., Inc. (The)	243,800	12,168

Specialty Retail (1.4%)
O’Reilly Automotive, Inc. (a)	160,300	4,291
Total Common Stocks (Cost $339,313)		307,215

Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $9,218)(b)	9,217,761	9,218
Total Investments (100.0%) (Cost $348,531) +		316,433
Liabilities in Excess of Other Assets (0.0%)		(114)
Net Assets (100%)		$316,319

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $9,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $229,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $110,032,000 and $105,384,000, respectively.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $348,531,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $32,098,000 of which $14,484,000 related to appreciated securities and $46,582,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Value
	Shares	(000)
Common Stocks (97.4%)
Diversified (5.7%)
Forest City Enterprises, Inc., Class A (a)	787,658	$24,158
Vornado Realty Trust REIT (a)	359,188	32,668
		56,826
Health Care (9.9%)
Assisted Living Concepts, Inc., Class A (b)	1,142,042	7,275
Brookdale Senior Living, Inc. (a)	251,566	5,532
Care Investment Trust, Inc. REIT (a)	104,610	1,201
Extendicare REIT (b)	45,380	296
HCP, Inc. REIT	500,343	20,079
Healthcare Realty Trust, Inc. REIT (a)	960,824	28,008
National Health Investors, Inc. REIT (a)	105,495	3,606
Senior Housing Properties Trust REIT (a)	1,354,942	32,288
		98,285
Industrial (5.0%)
Cabot Industrial Value Fund, LP (b)(c)(d)	12,800	6,400
DCT Industrial Trust, Inc. REIT (a)	648,020	4,853
Keystone Industrial Fund, LP (b)(c)(d)(e)	7,200,000	5,919
Prologis REIT (a)	802,909	33,136
		50,308
Land (2.9%)
Plum Creek Timber Co., Inc. REIT (a)	578,670	28,853

Lodging/Resorts (9.6%)
Hersha Hospitality Trust REIT	524,259	3,900
Host Hotels & Resorts, Inc. REIT (a)	2,523,495	33,537
Morgans Hotel Group Co. (b)	641,917	7,003
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,404,327	39,518
Strategic Hotels & Resorts, Inc. REIT	1,602,203	12,097
		96,055
Office (13.2%)
Boston Properties, Inc. REIT (a)	590,075	55,267
Brandywine Realty Trust REIT (a)	67,996	1,090
BRCP REIT I, LLC (b)(c)(d)(e)	4,183,816	1,955
BRCP REIT II, LLC (b)(c)(d)(e)	6,827,857	6,828
Brookfield Properties Corp. (a)	2,262,692	35,841
Douglas Emmett, Inc. REIT	301,612	6,958
Mack-Cali Realty Corp. REIT	597,881	20,250
Parkway Properties, Inc. REIT (a)	72,553	2,747
		130,936
Office/Industrial - Mixed (6.3%)
AMB Property Corp. REIT (a)	223,388	10,120
Duke Realty Corp. REIT (a)	602,680	14,814
Highwoods Properties, Inc. REIT (a)	33,080	1,176
Kilroy Realty Corp. REIT	181,961	8,696
Liberty Property Trust REIT (a)	563,750	21,225
PS Business Parks, Inc. REIT	113,929	6,562
		62,593
Residential Apartments (17.9%)
Apartment Investment & Management Co., Class A REIT	2,627	92
Atlantic Gulf Communities Corp. (b)(c)(e)	261,572	—
AvalonBay Communities, Inc. REIT (a)	684,963	67,414
Camden Property Trust REIT (a)	626,911	28,750
Equity Residential REIT (a)	1,383,076	61,423
Post Properties, Inc. REIT	748,170	20,926
		178,605
Residential Manufactured Homes (1.9%)
Equity Lifestyle Properties, Inc. REIT (a)	348,243	18,467

Retail Regional Malls (12.5%)
General Growth Properties, Inc. REIT (a)	671,791	10,144
Macerich Co. (The) REIT (a)	252,579	16,076
Simon Property Group, Inc. REIT (a)	934,493	90,646
Taubman Centers, Inc. REIT	155,459	7,773
		124,639
Retail Strip Centers (8.8%)
Acadia Realty Trust REIT (a)	317,102	8,016
BPP Liquidating Trust REIT (b)(c)(d)	227,282	—
Developers Diversified Realty Corp. REIT (a)	90,996	2,884
Equity One, Inc. REIT (a)	18,006	369
Federal Realty Investment Trust REIT (a)	325,367	27,852
Ramco-Gershenson Properties Trust REIT (a)	177,329	3,976
Regency Centers Corp. REIT (a)	664,720	44,330
Weingarten Realty Investors REIT (a)	11,980	427
		87,854
Self Storage (3.7%)
Public Storage REIT (a)	272,630	26,993
Sovran Self Storage, Inc. REIT	214,054	9,566
		36,559
Total Common Stocks (Cost $1,092,749)		969,980

Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp. (b)(c)(e)	79,420	—
Atlantic Gulf Communities Corp., Series B (Convertible) (b)(c)(d)(e)	57,048	—
Atlantic Gulf Communities Corp., Series B (b)(c)(d)(e)	2,003	—
Total Preferred Stocks (Cost $1,488)		—

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Short-Term Investments (31.7%)
Securities held as Collateral on Loaned Securities (27.8%)
Investment Company (24.9%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio — Institutional Class (f)	247,744,756	$247,745

	Face Amount
	(000)
Short-Term Debt (2.9%)
Bancaja,
2.96%, 11/12/08 (g)	$5,284	5,284
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	23,261	23,261
		28,545
		276,290

	Shares
Investment Company (3.9%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio — Institutional Class (f)	38,799,609	38,800
Total Short-Term Investments (Cost $315,090)		315,090
Total Investments (129.1%) (Cost $1,409,327) — Including $269,597 of Securities Loaned +		1,285,070
Liabilities in Excess of Other Assets (-29.1%)		(289,994)
Net Assets (100%)		$995,076

(a)           All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $269,597,000. This was secured by collateral of $276,290,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(b)           Non-income producing security.

(c)           Securities were valued at fair value — At September 30, 2008, the Portfolio held approximately $21,102,000 of fair valued securities, representing 2.1% of net assets.

(d)           Security has been deemed illiquid at September 30, 2008.

(e)           Restricted security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 5/97-6/97 and has a current cost basis of $1,404,000. Atlantic Gulf Communities, Corp., Preferred was acquired 2/00 and has a current cost basis of $794,000.  Atlantic Gulf Communities, Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000.  Atlantic Gulf Communities, Corp., Series B Preferred (Convertible) was acquired 11/97 and has a current cost basis of $673,000. BRCP REIT I, LLC was acquired 5/03-5/08 and has a current cost basis of $1,955,000. BRCP REIT II, LLC was acquired 10/06-12/07 and has a current cost basis of $6,828,000. Keystone Industrial Fund LP was acquired 3/06- 9/07 and has a current cost basis of $5,919,000. At September 30, 2008, these securities had an aggregate market value of $14,702,000 representing 1.5% of net assets.

(f)            The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $30,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $797,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $625,755,000 and $358,540,000, respectively.

(g)           Variable/Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008

+              At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,409,327,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $124,257,000 of which $76,472,000 related to appreciated securities and $200,729,000 related to depreciated securities.

REIT       Real Estate Investment Trust

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Value Portfolio

		Value
	Shares	(000)
Common Stocks (97.2%)
Airlines (1.1%)
Southwest Airlines Co.	22,600	$328

Beverages (2.9%)
Coca-Cola Co. (The)	12,300	651
Dr. Pepper Snapple Group, Inc. (a)	8,164	216
		867
Capital Markets (3.0%)
Bank of New York Mellon Corp. (The)	19,860	647
Goldman Sachs Group, Inc. (The)	800	103
Merrill Lynch & Co., Inc.	5,700	144
		894
Chemicals (1.8%)
E.I. Du Pont de Nemours & Co.	13,202	532

Commercial Banks (3.4%)
Barclays plc ADR	1,600	40
PNC Financial Services Group, Inc.	4,200	314
U.S. Bancorp	5,900	212
Wells Fargo & Co.	12,200	458
		1,024
Communications Equipment (0.6%)
Alcatel-Lucent ADR (a)	21,450	82
Telefonaktiebolaget LM Ericsson ADR	9,300	88
		170
Computers & Peripherals (3.6%)
Dell, Inc. (a)	16,400	270
Hewlett-Packard Co.	5,600	259
International Business Machines Corp.	4,600	538
		1,067
Diversified Financial Services (8.9%)
Bank of America Corp.	33,500	1,173
Citigroup, Inc.	39,400	808
JPMorgan Chase & Co.	14,800	691
		2,672
Diversified Telecommunication Services (5.3%)
AT&T, Inc.	20,500	572
Verizon Communications, Inc.	31,600	1,014
		1,586
Food & Staples Retailing (4.3%)
CVS Caremark Corp.	9,200	310
Wal-Mart Stores, Inc.	16,300	976
		1,286
Food Products (8.2%)
Cadbury plc ADR	13,452	551
Kraft Foods, Inc.	28,857	945
Sara Lee Corp.	11,300	143
Unilever N.V. (NY Shares)	29,300	825
		2,464
Health Care Equipment & Supplies (0.9%)
Boston Scientific Corp. (a)	21,900	269

Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	10,300	507
UnitedHealth Group, Inc.	4,200	107
WellPoint, Inc. (a)	2,500	117
		731
Household Products (2.4%)
Kimberly-Clark Corp.	7,500	486
Procter & Gamble Co.	3,200	223
		709
Industrial Conglomerates (1.1%)
General Electric Co.	13,500	344

Information Technology Services (0.7%)
Computer Sciences Corp. (a)	3,300	132
Western Union Co. (The)	3,600	89
		221
Insurance (10.1%)
Aflac, Inc.	2,000	118
Berkshire Hathaway, Inc., Class B (a)	100	439
Chubb Corp.	19,680	1,080
Genworth Financial, Inc.	5,800	50
Hartford Financial Services Group, Inc.	7,400	303
MetLife, Inc.	6,100	342
Torchmark Corp.	5,600	335
Travelers Cos., Inc. (The)	8,120	367
		3,034
Internet & Catalog Retail (0.9%)
Liberty Media Corp. - Interactive, Class A (a)	21,500	277

Internet Software & Services (1.8%)
eBay, Inc. (a)	24,500	548

Media (11.8%)
Comcast Corp., Class A	59,500	1,168
Liberty Media Corp. - Entertainment, Class A (a)	14,980	374
News Corp., Inc., Class B	27,000	328
Time Warner, Inc.	62,800	824
Viacom, Inc., Class B (a)	34,150	848
		3,542
Metals & Mining (0.3%)
Alcoa, Inc.	3,500	79

Multiline Retail (1.3%)
J.C. Penney Co., Inc.	5,800	193
Macy’s, Inc.	10,500	189
		382
Paper & Forest Products (4.4%)
International Paper Co.	49,975	1,308

Pharmaceuticals (11.4%)
Abbott Laboratories	4,900	282
Bristol-Myers Squibb Co.	46,600	972
Eli Lilly & Co.	7,200	317
GlaxoSmithKline plc ADR	4,100	178
Pfizer, Inc.	32,800	605
Roche Holding AG ADR	1,400	109
Schering-Plough Corp.	31,800	587
Wyeth	9,600	355
		3,405

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

		Value
	Shares	(000)
Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	10,400	$195
KLA-Tencor Corp.	4,300	136
		331
Software (0.5%)
Microsoft Corp.	6,000	160

Specialty Retail (1.4%)
Home Depot, Inc.	7,200	186
Lowe’s Cos., Inc.	9,400	223
		409
Tobacco (1.6%)
Altria Group, Inc.	10,200	202
Philip Morris International, Inc.	6,000	289
		491
Total Common Stocks (Cost $32,803)		29,130

	Shares
Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $723)(b)	722,582	723
Total Investments (99.6%) (Cost $33,526) +		29,853
Other Assets in Excess of Liabilities (0.4%)		121
Net Assets (100%)		$29,974

(a)           Non-income producing security.

(b)           The Portfolio invests in the Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $13,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $7,868,000 and $8,344,000, respectively.

+              At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $33,526,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $3,673,000 of which $2,035,000 related to appreciated securities and $5,708,000 related to depreciated securities.

ADR       American Depositary Receipt

Third Quarter Report

September 30, 2008 (unaudited)

Notes to Portfolio of Investments

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolios’ investments carried at value:

					Other	Other	Other
	Investments	Investments	Investments	Total for	Financial	Financial	Financial	Total for Other
	in Securities	in Securities	in Securities	Investments in	Instruments*	Instruments*	Instruments*	Financial
	(Level 1)	(Level 2)	(Level 3)	Securities	(Level 1)	(Level 2)	(Level 3)	Instruments
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Capital Growth	$86,234	$2,669	$—	$88,903	$—	$—	$—	$—
Core Plus Fixed Income	20,378	590,137	22,352	632,867	567	11,761	—	12,328
Emerging Markets Debt	928	161,829	—	162,757	(228)	867	—	639
Emerging Markets Equity	200,097	625,951	—	826,048	—	123	—	123
Equity and Income	404,633	221,543	—	626,176	109	(20)	—	89
Global Franchise	42,830	79,964	—	122,794	—	2,476	—	2,476
Global Real Estate	160,426	204,616	—	365,042	—	(34)	—	(34)
Global Value Equity	25,335	39,226	—	64,561	—	(13)	—	(13)
High Yield	4,149	33,492	125	37,766	—	(140)	—	(140)
International Growth	14,327	119,089	—	133,416	—	—	—	—
International Magnum	5,836	115,016	—	120,852	—	30	—	30
Mid Cap Growth	198,037	11,311	1,154	210,502	—	—	—	—
Small Company Growth	32,707	1,243	859	34,809	—	—	—	—
US Mid Cap Value	316,433	—	—	316,433	—	—	—	—
US Real Estate	987,678	276,290	21,102	1,285,070	—	—	—	—
Value	29,744	109	—	29,853	—	—	—	—

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Investment in Securities:

Third Quarter Report

September 30, 2008 (unaudited)

				Change in
	Beginning	Accrued		unrealized		Net transfers in
	Balance as of	discounts/	Realized	appreciation	Net purchases	and/or out of	Balance as of
	12/31/07	Premiums	gain (loss)	(depreciation)	(sales)	Level 3	9/30/08
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Capital Growth	$ **	$—	$—	$—	$—	$—	$—
Core Plus Fixed Income	586	@—	—	(91)	(495)	22,352	22,352
Emerging Markets Debt	306	1	(100)	(45)	(162)	—	—
Emerging Markets Equity	—	—	—	—	—	—	—
Equity and Income	—	—	—	—	—	—	—
Global Franchise	—	—	—	—	—	—	—
Global Real Estate	—	—	—	—	—	—	—
Global Value Equity	—	—	—	—	—	—	—
High Yield	—	—	—	—	—	125	125
International Growth	—	—	—	—	—	—	—
International Magnum	—	—	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	1,154	1,154
Small Company Growth	230	—	—	212	196	221	859
US Mid Cap Value	—	—	—	—	—	—	—
US Real Estate	19,994	—	(479)	1,774	(187)	—	21,102
Value	—	—	—	—	—	—	—

@ Amount is less than $500.

** Includes a security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Other Financial Instruments:

Change in
	Beginning	Accrued		unrealized		Net transfers in
	Balance as of	discounts/	Realized	appreciation	Net purchases	and/or out of	Balance as of
	12/31/07	Premiums	gain (loss)	(depreciation)	(sales)	Level 3	9/30/08
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Capital Growth	$—	$—	$—	$—	$—	$—	$—
Core Plus Fixed Income	—	—	—	—	—	—	—
Emerging Markets Debt	—	—	—	—	—	—	—
Emerging Markets Equity	—	—	—	—	—	—	—
Equity and Income	—	—	—	—	—	—	—
Global Franchise	—	—	—	—	—	—	—
Global Real Estate	—	—	—	—	—	—	—
Global Value Equity	—	—	—	—	—	—	—
High Yield	—	—	—	—	—	—	—
International Growth	—	—	—	—	—	—	—
International Magnum	—	—	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	—	—
Small Company Growth	—	—	—	—	—	—	—
US Mid Cap Value	—	—	—	—	—	—	—
US Real Estate	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	—

Following is the amounts of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at September 30, 2008:

	Investments in	Other Financial
	Securities	Instruments
Portfolio	(000)	(000)
Capital Growth	$—	$—
Core Plus Fixed Income	(30,484)	—
Emerging Markets Debt	—	—
Emerging Markets Equity	—	—
Equity and Income	—	—
Global Franchise	—	—
Global Real Estate	—	—
Global Value Equity	—	—
High Yield	(1,173)	—
International Growth	—	—
International Magnum	—	—
Mid Cap Growth	—	—
Small Company Growth	212	—
US Mid Cap Value	—	—
US Real Estate	(1,416)	—
Value	—	—

Third Quarter Report

September 30, 2008 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 18, 2008